UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2007

Item 1. Reports to Stockholders

Fidelity®

Strategic Real Return

Fund

Annual Report

September 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelies") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Note to Shareholders:

  As discussed in prior shareholder reports, effective November 1, 2006, the real estate component of the Fidelity Strategic Real Return Composite Index now comprises the Dow Jones Wilshire Real Estate Securities IndexSM and the Merrill Lynch® U.S. Real Estate Corporate Bond Index. For periods prior to November 1, 2006, the real estate component comprises the FTSE NAREIT All REIT Index, the Morgan Stanley Capital International SM REIT Preferred Index and the Merrill Lynch U.S. Real Estate Corporate Bond Index.
  Effective May 1, 2007, the benchmark for the fund's floating-rate debt component - the Fidelity® Floating Rate Central Fund - changed from the Credit Suisse Leveraged Loan Index to the Standard & Poor's® (S&P®)/ Loan Syndications and Trading Association (LSTA) Leveraged Performing Loan Index, which conforms more closely to the central fund's investment strategy.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Strategic Real Return's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Life of fundA
Strategic Real Return	5.89%	4.69%

A From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Real Return, a class of the fund, on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. TIPS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young, who became sole Lead Portfolio Manager of Fidelity® Strategic Real Return Fund on September 4, 2007

Bond markets were volatile during the 12 months ending September 30, 2007. The period opened strongly, with the Federal Reserve Board holding short-term interest rates steady and investors anticipating a rate cut in early 2007. But as the Fed reiterated concerns about inflation, bonds weakened for a time, only to roar back in late February when global equity markets stumbled. By late spring, an emerging subprime mortgage crisis and subsequent credit crunch sent many bond sectors lower again. In turn, the benchmark indexes for Fidelity Strategic Real Return Fund's component asset classes showed varied results. The Lehman Brothers® U.S. Treasury Inflation-Protected Securities (TIPS) Index rose 4.97%, reflecting growing inflation worries. The Dow Jones-AIG Commodity Index Total Return - with exposure to a variety of commodities - climbed 16.97%. Floating-rate bank debt, as measured by the Standard & Poor's® (S&P®)/LSTA Leveraged Performing Loan Index, was up 4.06%, as tighter credit choked off investor demand. Real estate investments were weakened by the housing slowdown, with the Dow Jones Wilshire Real Estate Securities IndexSM up only 3.88% and the Merrill Lynch® U.S. Real Estate Corporate Bond Index gaining just 2.72%.

During the one-year period, Strategic Real Return rose 5.89%, compared with gains of 7.20% for the Fidelity Strategic Real Return Composite Index and 4.97% for the Lehman Brothers U.S. TIPS index. The fund met its primary objective of outpacing inflation, but underperformed its Composite benchmark, mainly as a result of unproductive security selection - especially in the commodity-linked notes subportfolio and, to a lesser extent, in the fixed-income-related real estate subportfolio. Favorable asset allocation - mostly an underweighting in the lagging real estate equity category - offset some of the relative underperformance. The commodities and inflation-protected securities subportfolios underperformed their individual benchmarks partly as a result of their investments in Fidelity Ultra-Short Central Fund, a diversified pool of short-term assets, which had sizable exposure to the beleaguered subprime mortgage market. The worsening real estate market also was a head wind for the fixed-income real estate subportfolio, but an underweighting and good stock picking in the equity real estate subportfolio helped. Meanwhile, our investment in floating-rate bank loans - primarily through Fidelity Floating Rate Central Fund - outperformed mainly due to solid security selection.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 to September 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Class A
Actual	$ 1,000.00	$ 1,005.60	$ 5.23
Hypothetical A	$ 1,000.00	$ 1,019.85	$ 5.27
Class T
Actual	$ 1,000.00	$ 1,007.40	$ 4.98
Hypothetical A	$ 1,000.00	$ 1,020.10	$ 5.01
Class B
Actual	$ 1,000.00	$ 1,002.90	$ 8.44
Hypothetical A	$ 1,000.00	$ 1,016.65	$ 8.49
Class C
Actual	$ 1,000.00	$ 1,002.70	$ 9.04
Hypothetical A	$ 1,000.00	$ 1,016.04	$ 9.10
Strategic Real Return
Actual	$ 1,000.00	$ 1,007.70	$ 3.67
Hypothetical A	$ 1,000.00	$ 1,021.41	$ 3.70
Institutional Class
Actual	$ 1,000.00	$ 1,008.60	$ 3.78
Hypothetical A	$ 1,000.00	$ 1,021.31	$ 3.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.04%
Class T	.99%
Class B	1.68%
Class C	1.80%
Strategic Real Return	.73%
Institutional Class	.75%

Annual Report

Investment Changes

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Holdings Distribution (% of fund's net assets)
	As of September 30, 2007	As of March 31, 2007
Commodity-Linked Notes and Related Investments *	26.0%	25.2%
Inflation-Protected Securities and Related Investments (dagger)	29.9%	27.9%
Floating Rate High Yield	22.1%	24.8%
Real Estate Investments	18.5%	19.7%
Cash & Cash Equivalents	2.8%	1.9%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-AIG Commodity Index Total Return (DJ-AIGCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio includes a related investment in the Fidelity Ultra-Short Central Fund and other cash equivalents to match the cash component of the DJ-AIGCITR. The value of commodity-linked notes will change directly based on the performance of the index.

(dagger) Includes Fidelity Ultra-Short Central Fund held in connection with derivative instruments.

Quality Diversification (% of fund's net assets)
As of September 30, 2007	As of March 31, 2007
U.S.Government and U.S.Government Agency Obligations 27.3%	U.S.Government and U.S.Government Agency Obligations 25.5%
AAA 7.3%	AAA 7.4%
AA 2.4%	AA 2.1%
A 2.0%	A 2.1%
BBB 7.1%	BBB 7.3%
BB and Below 21.0%	BB and Below 20.6%
Structured Notes (including Commodity- Linked Notes) 9.9%	Structured Notes (including Commodity- Linked Notes) 8.8%
Not Rated 4.6%	Not Rated 8.4%
Equities 11.4%	Equities 11.6%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 6.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of September 30, 2007 *		As of March 31, 2007 **
	Stocks 11.4%		Stocks 11.6%
	U.S. Government and U.S. Government Agency Obligations 27.3%		U.S. Government and U.S. Government Agency Obligations 25.5%
	Corporate Bonds 8.2%		Corporate Bonds 10.4%
	Asset-Backed Securities 8.3%		Asset-Backed Securities 8.4%
	Structured Notes (including Commodity- Linked Notes) 9.9%		Structured Notes (including Commodity- Linked Notes) 8.8%
	Floating Rate Loans 20.7%		Floating Rate Loans 22.7%
	CMOs and Other Mortgage Related Securities 6.6%		CMOs and Other Mortgage Related Securities 5.8%
	Other Investments 0.6%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 7.0%		Short-Term Investments and Net Other Assets 6.2%
* Foreign investments	7.6%	** Foreign investments	7.9%

* Futures and Swaps	3.7%	** Futures and Swaps	5.4%
* U.S. Treasury Inflation-Indexed Securities	26.5%	** U.S. Treasury Inflation-Indexed Securities	23.9%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2007

Showing Percentage of Net Assets

Corporate Bonds - 4.9%
		Principal Amount (g)	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
American Financial Realty Trust 4.375% 7/15/24		$ 11,510,000	$ 10,819,400
Anthracite Capital, Inc. 11.75% 9/1/27 (b)		2,200,000	2,242,020
BioMed Realty LP 4.5% 10/1/26 (b)		3,000,000	2,774,400
Health Care REIT, Inc. 4.75% 7/15/27		1,000,000	1,035,419
Ventas, Inc. 3.875% 11/15/11 (b)		1,500,000	1,587,300
Washington (REIT) 3.875% 9/15/26		750,000	702,000
			19,160,539
Nonconvertible Bonds - 4.5%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (c)		1,500,000	1,567,500
Host Marriott LP 7% 8/15/12		1,800,000	1,813,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		1,700,000	1,706,375
			5,087,375
Household Durables - 0.7%
Beazer Homes USA, Inc.:
8.125% 6/15/16		2,000,000	1,520,000
8.375% 4/15/12		400,000	308,000
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	875,901
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	312,000
6.25% 1/15/16		700,000	535,500
7.5% 5/15/16		500,000	400,000
7.75% 5/15/13		5,800,000	3,944,000
KB Home:
5.875% 1/15/15		1,500,000	1,267,500
6.25% 6/15/15		5,100,000	4,354,125
7.75% 2/1/10		1,700,000	1,623,500
Kimball Hill, Inc. 10.5% 12/15/12		5,020,000	3,765,000
Lennar Corp. 5.5% 9/1/14		3,000,000	2,617,695
M/I Homes, Inc. 6.875% 4/1/12		1,600,000	1,312,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,730,000
Ryland Group, Inc. 6.875% 6/15/13		1,000,000	958,850
Corporate Bonds - continued
		Principal Amount (g)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp. 9.25% 4/15/12		$ 2,400,000	$ 1,584,000
Stanley-Martin Communities LLC 9.75% 8/15/15		4,800,000	3,504,000
			31,612,071
TOTAL CONSUMER DISCRETIONARY			36,699,446
FINANCIALS - 3.5%
Diversified Financial Services - 0.0%
Prime Property Funding, Inc. 5.7% 4/15/17 (b)		1,500,000	1,418,535
Real Estate Investment Trusts - 3.2%
AMB Property LP 3.5% 3/1/09		3,000,000	2,930,112
Archstone-Smith Operating Trust 3% 6/15/08		6,050,000	5,936,950
Arden Realty LP:
5.2% 9/1/11		500,000	504,018
5.25% 3/1/15		600,000	591,391
7% 11/15/07		1,400,000	1,401,960
Avalon Properties, Inc. 6.875% 12/15/07		2,000,000	2,004,284
AvalonBay Communities, Inc. 5.5% 1/15/12		1,000,000	999,774
Brandywine Operating Partnership LP:
4.5% 11/1/09		840,000	823,684
6% 4/1/16		1,000,000	966,152
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,549,586
Camden Property Trust 4.7% 7/15/09		2,500,000	2,480,323
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	385,200
Developers Diversified Realty Corp.:
3.875% 1/30/09		2,000,000	1,968,192
5.375% 10/15/12		500,000	487,042
Duke Realty LP 7.75% 11/15/09		1,000,000	1,047,803
Equity One, Inc.:
6% 9/15/16		1,000,000	956,813
6.25% 1/15/17		1,000,000	968,867
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	688,015
6% 3/1/15		1,500,000	1,464,807
6% 1/30/17		1,000,000	955,008
6.3% 9/15/16		4,500,000	4,415,981
Health Care REIT, Inc. 6.2% 6/1/16		4,500,000	4,362,890
Corporate Bonds - continued
		Principal Amount (g)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		$ 500,000	$ 479,961
8.125% 5/1/11		1,608,000	1,722,494
Highwoods/Forsyth LP 5.85% 3/15/17		2,000,000	1,870,000
HMB Capital Trust V 9.2944% 12/15/36 (b)(c)(f)		4,300,000	860,000
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,427,193
6.7% 1/15/18		1,000,000	994,190
6.75% 2/15/13		1,250,000	1,291,376
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,997,500
HRPT Properties Trust:
6.25% 6/15/17		1,865,000	1,793,554
6.2944% 3/16/11 (c)		2,000,000	2,001,434
6.5% 1/15/13		1,000,000	1,013,397
6.65% 1/15/18		1,000,000	983,256
iStar Financial, Inc.:
6.0344% 9/15/09 (c)		1,000,000	932,088
6.2444% 3/16/09 (c)		500,000	477,102
Kimco Realty Corp.:
6.875% 2/10/09		3,000,000	3,068,184
7.86% 11/1/07		480,000	480,840
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,984,088
Nationwide Health Properties, Inc.:
6% 5/20/15		230,000	231,974
6.5% 7/15/11		3,500,000	3,644,113
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,790,500
7% 1/15/16		1,658,000	1,643,493
ProLogis Trust 7.1% 4/15/08		1,500,000	1,505,034
Rouse Co. 8% 4/30/09		3,000,000	3,116,160
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)		5,500,000	5,390,000
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	6,975,750
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		2,000,000	1,969,402
7.75% 2/22/11		1,000,000	1,061,835
Simon Property Group LP:
5.375% 8/28/08		3,000,000	2,993,400
7% 6/15/28 (c)		960,000	973,345
Simon Property Group, Inc. 3.75% 1/30/09		3,230,000	3,160,342
Corporate Bonds - continued
		Principal Amount (g)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Properties LP 9.125% 2/15/08		$ 1,760,000	$ 1,778,031
Thornburg Mortgage, Inc. 8% 5/15/13		7,950,000	6,996,000
UDR, Inc. 5.5% 4/1/14		2,000,000	1,950,410
United Dominion Realty Trust, Inc.:
4.5% 3/3/08		2,750,000	2,741,241
6.05% 6/1/13		2,500,000	2,522,858
Ventas Realty LP:
6.5% 6/1/16		3,160,000	3,104,700
6.625% 10/15/14		7,775,000	7,755,563
6.75% 6/1/10		2,400,000	2,412,000
6.75% 4/1/17		2,000,000	1,990,000
8.75% 5/1/09		1,920,000	1,992,000
9% 5/1/12		6,900,000	7,503,750
Washington (REIT) 6.898% 2/25/18		3,200,000	3,222,429
Western Investment Real Estate Trust 7.2% 9/15/08		500,000	503,551
			145,193,390
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	1,184,200
7.125% 2/15/13 (b)		1,000,000	970,000
8.125% 6/1/12		1,000,000	990,000
Colonial Realty LP 6.05% 9/1/16		1,000,000	965,740
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,836,574
6.625% 3/15/12		3,000,000	3,094,443
First Industrial LP 5.75% 1/15/16		1,000,000	960,282
Post Apartment Homes LP 5.125% 10/12/11		3,000,000	2,935,122
			12,936,361
TOTAL FINANCIALS			159,548,286
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,420,250
Sun Healthcare Group, Inc. 9.125% 4/15/15 (b)		2,910,000	2,975,475
			4,395,725
Corporate Bonds - continued
		Principal Amount (g)	Value
Nonconvertible Bonds - continued
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		$ 2,000,000	$ 1,945,232
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. 7.125% 10/15/12		3,000,000	3,075,000
TOTAL NONCONVERTIBLE BONDS			205,663,689
TOTAL CORPORATE BONDS (Cost $233,281,005)			224,824,228
U.S. Treasury Inflation Protected Obligations - 26.5%

U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26		112,216,718	107,066,740
2.375% 1/15/25		99,560,381	100,462,736
2.375% 1/15/27		111,037,825	112,385,778
3.625% 4/15/28		29,749,797	36,239,816
3.875% 4/15/29		33,324,467	42,317,542
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		26,559,147	25,674,514
1.625% 1/15/15		48,566,423	46,457,132
1.875% 7/15/13		81,521,983	80,204,782
1.875% 7/15/15		47,804,976	46,530,642
2% 4/15/12		68,416,892	67,901,254
2% 1/15/14		56,575,056	55,758,120
2% 7/15/14		59,010,204	58,195,336
2% 1/15/16		61,237,742	59,880,240
2.375% 4/15/11		57,929,088	58,287,319
2.375% 1/15/17		29,179,708	29,368,338
2.5% 7/15/16		46,930,520	47,811,227
2.625% 7/15/17		62,312,480	64,211,931
3% 7/15/12		89,860,987	93,505,611
3.375% 1/15/12		50,994,657	53,599,436
3.5% 1/15/11		13,643,748	14,231,781
3.875% 1/15/09		8,128,832	8,296,607
4.25% 1/15/10		12,529,370	13,117,872
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,214,823,834)			1,221,504,754
Asset-Backed Securities - 0.3%
		Principal Amount (g)	Value
American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (b)		$ 3,000,000	$ 2,877,540
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 5.8313% 11/25/34 (c)		105,000	99,506
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 6.8813% 12/25/46 (b)(c)		750,000	573,750
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,125,000
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	2,309,949
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (b)		181,895	54,569
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		500,000	477,146
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.87% 11/28/39 (b)(c)		850,000	709,366
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.7813% 9/25/46 (b)(c)		750,000	570,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (b)		750,000	75,000
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (b)		624,362	312,181
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,900,000	1,653,000
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		672,243	561,743
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.9944% 12/15/26 (b)(c)		1,500,000	1,213,310
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.6313% 3/25/36 (b)(c)		100,000	15,310
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 8.01% 2/5/36 (b)(c)		250,000	182,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 7.45% 11/21/40 (b)(c)		1,500,000	1,334,313
TOTAL ASSET-BACKED SECURITIES (Cost $15,823,076)			14,144,183
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.7025% 11/15/15 (b)(c)		2,000,000	1,991,027
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (b)		442,130	186,724
Collateralized Mortgage Obligations - continued
		Principal Amount (g)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (b)(c)		$ 144,588	$ 40,964
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7102% 1/25/19 (b)(c)		100,108	87,339
Class B4, 4.7102% 1/25/19 (b)(c)		200,215	146,426
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (b)(c)		1,500,000	1,509,753
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 8.0025% 12/15/37 (b)(c)		482,613	437,377
Series 2006-B Class B6, 7.4525% 6/15/38 (b)(c)		991,865	901,931
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 8.92% 9/10/37 (b)(c)		145,715	127,503
Series 2005-D Class B7, 10.0025% 12/15/37 (b)(c)		289,568	266,342
Series 2006-A Class B7, 9.2525% 3/15/38 (b)(c)		734,524	640,935
Series 2006-B Class B7, 9.6025% 7/15/38 (b)(c)		991,965	912,794
Series 2007-A Class BB, 9.1025% 2/15/39 (b)(c)		796,829	678,590
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,705,372)			7,927,705
Commercial Mortgage Securities - 0.9%

Asset Securitization Corp. Series 1997-MD7 Class A4, 8.1667% 1/13/30 (c)		499,608	497,005
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 7.7525% 3/15/22 (b)(c)		800,000	781,507
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	1,605,000	1,447,792
Class G, 5.01% 5/15/44 (b)(c)	CAD	351,000	301,405
Class H, 5.01% 5/15/44 (b)(c)	CAD	235,000	177,364
Class J, 5.01% 5/15/44 (b)(c)	CAD	235,000	162,170
Class K, 5.01% 5/15/44 (b)(c)	CAD	118,000	74,622
Class L, 5.01% 5/15/44 (b)(c)	CAD	421,000	257,252
Class M, 5.01% 5/15/44 (b)(c)	CAD	1,927,737	845,374
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 7.2295% 5/15/23 (b)(c)		3,757,000	3,569,150
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)		500,000	566,738
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (b)		1,000,000	967,870
Class F, 6.376% 12/15/14 (b)		800,000	788,656
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		930,000	914,051
Commercial Mortgage Securities - continued
		Principal Amount (g)	Value
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (b)		$ 3,000,000	$ 2,797,980
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class E, 7.624% 4/15/29 (c)		900,000	900,000
Series 1999-C1 Class F, 6.02% 5/15/33 (b)		2,500,000	2,481,030
Series 1999-C3 Class J, 6.974% 8/15/36 (b)		2,720,000	2,714,050
Series 2000-C1 Class K, 7% 3/15/33 (b)		1,000,000	943,750
Series 2003-J10 Class B2, 6.75% 4/15/29 (c)		1,000,000	1,004,063
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 7.0975% 3/1/20 (b)(c)		2,800,000	2,702,000
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		2,108,057	2,106,590
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (b)		1,350,000	1,347,678
Class I11, 7.72% 7/26/08 (b)		751,000	748,597
Class I12, 7.72% 7/26/08 (b)		750,000	746,280
Class I9, 7.72% 7/26/08 (b)		1,149,200	1,148,189
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (b)		600,000	590,620
Class F, 10.813% 5/20/44 (b)		400,000	398,521
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (b)		1,150,000	1,074,894
TERRA LNR I Series 2006 1A, Class E 7.4225% 6/15/17 (b)(c)		770,000	762,300
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		2,000,000	1,898,360
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 5.8825% 7/15/42 (c)		4,366,571	4,309,291
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.86% 9/25/26 (b)(c)		3,000,000	2,391,150
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $43,544,999)			42,416,299
Common Stocks - 9.4%
		Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. (a)		46,000	$ 2,448,120
Red Lion Hotels Corp. (a)		101,000	1,040,300
Starwood Hotels & Resorts Worldwide, Inc.		111,500	6,773,625
			10,262,045
Household Durables - 0.0%
Standard Pacific Corp.		20,300	111,447
TOTAL CONSUMER DISCRETIONARY			10,373,492
FINANCIALS - 8.8%
Real Estate Investment Trusts - 8.5%
Acadia Realty Trust (SBI)		93,300	2,531,229
Alexandria Real Estate Equities, Inc.		167,300	16,104,298
AMB Property Corp. (SBI)		19,400	1,160,314
American Financial Realty Trust (SBI)		590,300	4,751,915
Annaly Capital Management, Inc.		678,500	10,808,505
Anworth Mortgage Asset Corp.		507,300	2,734,347
Apartment Investment & Management Co. Class A		98,000	4,422,740
Archstone-Smith Trust		152,000	9,141,280
AvalonBay Communities, Inc.		132,200	15,607,532
Boston Properties, Inc.		122,800	12,758,920
BRE Properties, Inc. Class A		169,100	9,457,763
Caplease, Inc.		253,300	2,596,325
Corporate Office Properties Trust (SBI)		250,718	10,437,390
Cousins Properties, Inc.		37,500	1,101,000
Cypress Sharpridge Investments, Inc. (b)		601,250	5,411,250
DCT Industrial Trust, Inc.		704,600	7,377,162
Developers Diversified Realty Corp.		240,100	13,414,387
Duke Realty LP		120,700	4,080,867
EastGroup Properties, Inc.		6,600	298,716
Education Realty Trust, Inc.		34,650	467,775
Equity Lifestyle Properties, Inc.		103,100	5,340,580
Equity One, Inc.		28,100	764,320
Equity Residential (SBI)		360,100	15,253,836
Federal Realty Investment Trust (SBI)		11,000	974,600
General Growth Properties, Inc.		447,200	23,978,864
GMH Communities Trust		225,500	1,747,625
HCP, Inc.		129,900	4,308,783
Healthcare Realty Trust, Inc.		112,400	2,996,584
Hersha Hospitality Trust		52,300	517,770
Highwoods Properties, Inc. (SBI)		213,113	7,814,854
Common Stocks - continued
		Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Home Properties, Inc.		219,700	$ 11,463,946
Host Hotels & Resorts, Inc.		542,947	12,183,731
Inland Real Estate Corp.		660,500	10,231,145
Kilroy Realty Corp.		127,900	7,754,577
Kimco Realty Corp.		180,020	8,138,704
LaSalle Hotel Properties (SBI)		197,500	8,310,800
LTC Properties, Inc.		39,000	923,130
MFA Mortgage Investments, Inc.		783,700	6,308,785
National Retail Properties, Inc.		21,400	521,732
Nationwide Health Properties, Inc.		64,200	1,934,346
Newcastle Investment Corp.		185,200	3,263,224
Pennsylvania (REIT) (SBI)		106,900	4,162,686
Potlatch Corp.		24,800	1,116,744
ProLogis Trust		338,700	22,472,745
Public Storage		214,500	16,870,425
Quadra Realty Trust, Inc.		32,600	310,678
Senior Housing Properties Trust (SBI)		30,900	681,654
Simon Property Group, Inc.		300,900	30,090,000
SL Green Realty Corp.		59,300	6,924,461
Strategic Hotel & Resorts, Inc.		306,100	6,302,599
Tanger Factory Outlet Centers, Inc.		146,700	5,954,553
Taubman Centers, Inc.		51,500	2,819,625
UDR, Inc.		207,700	5,051,264
Unibail-Rodamco		3,700	952,301
Ventas, Inc.		79,200	3,278,880
Vornado Realty Trust		168,300	18,403,605
			394,787,871
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.		450,700	11,222,430
Grubb & Ellis Co. (a)		101,000	939,300
Meruelo Maddux Properties, Inc.		123,120	727,639
The St. Joe Co.		8,600	289,046
			13,178,415
Thrifts & Mortgage Finance - 0.0%
BFC Financial Corp. Class A (a)		100,000	292,000
TOTAL FINANCIALS			408,258,286
Common Stocks - continued
		Shares	Value
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.		36,000	$ 1,433,160
Capital Senior Living Corp. (a)		354,600	2,985,732
Emeritus Corp. (a)		184,940	5,011,874
Sun Healthcare Group, Inc. (a)		218,400	3,649,464
			13,080,230
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Corrections Corp. of America (a)		118,600	3,103,758
TOTAL COMMON STOCKS (Cost $431,088,672)			434,815,766
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. Series B, 6.00%		80,000	2,510,000
Health Care REIT, Inc. 7.50%		75,000	2,362,500
HRPT Properties Trust 6.50%		100,000	2,250,000
Lexington Corporate Properties Trust Series C 6.50%		16,900	739,544
			7,862,044
Nonconvertible Preferred Stocks - 1.8%
FINANCIALS - 1.8%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%		1,700	36,516
Red Lion Hotels Capital Trust 9.50%		138,465	3,503,165
			3,539,681
Real Estate Investment Trusts - 1.7%
Accredited Mortgage Loan Trust Series A, 9.75%		254,900	3,517,620
Alexandria Real Estate Equities, Inc. Series C, 8.375%		10,000	251,000
American Home Mortgage Investment Corp.:
Series A, 9.375%		81,500	105,950
Series B, 9.25%		233,544	175,158
Annaly Capital Management, Inc. Series A, 7.875%		190,500	4,714,875
Anthracite Capital, Inc. Series C, 9.375%		16,400	370,640
Anworth Mortgage Asset Corp. Series A, 8.625%		220,500	5,071,500
Preferred Stocks - continued
		Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apartment Investment & Management Co.:
Series G, 9.375%		40,000	$ 1,010,000
Series T, 8.00%		80,000	1,980,000
Ashford Hospitality Trust, Inc. Series A, 8.55%		10,000	233,600
BioMed Realty Trust, Inc. Series A, 7.375%		20,000	465,000
Caplease, Inc. Series A, 8.125%		20,000	478,400
CenterPoint Properties Trust Series D, 5.377%		5,280	4,382,400
Colonial Properties Trust (depositary shares) Series D, 8.125%		70,000	1,777,300
Cousins Properties, Inc. Series A, 7.75%		49,600	1,225,120
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%		23,300	589,956
Digital Realty Trust, Inc.:
Series A, 8.50%		90,000	2,287,800
Series B, 7.875%		36,100	877,230
Duke Realty LP (depositary shares) Series B, 7.99%		10,500	522,375
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%		71,300	1,176,450
Equity Inns, Inc. Series B, 8.75%		7,600	131,100
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%		40,000	950,000
Glimcher Realty Trust Series F, 8.75%		30,000	728,100
Gramercy Capital Corp. Series A, 8.125%		40,000	900,400
Hersha Hospitality Trust Series A, 8.00%		40,000	948,000
HomeBanc Mortgage Corp. Series A, 10.00%		213,315	117,323
Hospitality Properties Trust:
Series B, 8.875%		259,125	6,496,264
Series C, 7.00%		65,000	1,413,750
HRPT Properties Trust Series B, 8.75%		20,000	506,400
Innkeepers USA Trust Series C, 8.00%		198,000	3,168,000
LBA Realty Fund II Series B, 7.625% (a)		146,695	2,750,531
Lexington Corporate Properties Trust Series B, 8.05%		60,000	1,479,600
Lexington Realty Trust 7.55%		40,000	928,400
MFA Mortgage Investments, Inc. Series A, 8.50%		282,800	6,637,316
Mid-America Apartment Communities, Inc. Series H, 8.30%		45,100	1,127,500
Nationwide Health Properties, Inc. 7.677%		24,000	2,400,000
Newcastle Investment Corp.:
Series B, 9.75%		146,500	3,508,675
Series D, 8.375%		71,300	1,497,300
NorthStar Realty Finance Corp. Series A 8.75%		20,000	430,000
Omega Healthcare Investors, Inc. Series D, 8.375%		80,000	1,980,800
Prime Group Realty Trust Series B, 9.00%		6,100	88,450
Preferred Stocks - continued
		Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage:
Series I, 7.25%		20,000	$ 491,400
Series N, 7.00%		40,000	933,200
RAIT Financial Trust:
Series A, 7.75%		39,900	542,640
Series B, 8.375%		26,400	369,864
Realty Income Corp. 8.25%		100	2,562
Saul Centers, Inc. 8.00%		40,000	980,400
Simon Property Group, Inc. Series G, 7.89%		18,000	897,480
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%		120,000	2,820,000
Series C, 8.25%		60,000	1,422,000
Sunstone Hotel Investors, Inc. Series A, 8.00%		15,000	354,750
Taubman Centers, Inc. Series G, 8.00%		20,000	500,000
			78,714,579
Real Estate Management & Development - 0.0%
Hilltop Holdings, Inc. Series A, 8.25%		80,700	1,837,539
TOTAL FINANCIALS			84,091,799
TOTAL PREFERRED STOCKS (Cost $111,449,875)			91,953,843
Floating Rate Loans - 0.7%
		Principal Amount (g)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 7.5268% 10/25/07 (c)		$ 452,298	445,513
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 9.1288% 7/31/12 (c)		2,992,500	2,917,688
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack term loan 7.54% 10/27/13 (c)		1,047,088	1,030,072
Toys 'R' US, Inc. term loan 8.665% 12/9/08 (c)		7,000,000	6,930,000
			7,960,072
TOTAL CONSUMER DISCRETIONARY			11,323,273
Floating Rate Loans - continued
		Principal Amount (g)	Value
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Cumberland Farms, Inc. term loan 7.1638% 9/29/13 (c)		$ 1,483,759	$ 1,461,503
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.9988% 2/27/14 (c)		2,620,000	1,965,000
Tranche B 1LN, term loan 8.2488% 2/27/13 (c)		2,791,000	2,546,788
			4,511,788
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.42% 12/16/10 (c)		1,465,131	1,441,323
General Growth Properties, Inc. Tranche A1, term loan 7.07% 2/24/10 (c)		2,092,105	2,029,342
Spirit Finance Corp. term loan 8.3595% 8/1/13 (c)		1,000,000	925,000
			4,395,665
Real Estate Management & Development - 0.2%
MDS Realty Holdings LLC:
Tranche M1, term loan 8.0475% 1/8/08 (c)		1,521,827	1,521,827
Tranche M3, term loan 9.2975% 1/8/08 (c)		1,217,461	1,217,461
North Las Vegas/Olympia Group Tranche 1, term loan 7.8788% 5/9/11 (c)		198,324	176,508
Realogy Corp.:
Tranche B, term loan 8.36% 10/10/13 (c)		2,357,727	2,204,475
8.32% 10/10/13 (c)		636,364	595,000
Tishman Speyer Properties term loan 7.55% 12/27/12 (c)		460,000	441,600
			6,156,871
Thrifts & Mortgage Finance - 0.0%
Charter Municipal Mortgage Acceptance Co. term loan 8.0575% 8/15/12 (c)		1,485,000	1,336,500
TOTAL FINANCIALS			16,400,824
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 7.4481% 11/17/13 (c)		1,994,975	1,955,075
Floating Rate Loans - continued
		Principal Amount (g)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp. term loan 7.86% 3/10/13 (c)		$ 2,247,790	$ 2,180,357
Skilled Healthcare Group, Inc. Tranche 1, term loan 7.1288% 6/15/12 (c)		987,374	967,626
			5,103,058
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.8753% 3/6/14 (c)		159,600	155,610
TOTAL FLOATING RATE LOANS (Cost $35,794,905)			34,444,268
Commodity-Linked Notes - 9.9%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		3,330,000	3,488,989
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/01/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		29,800,000	35,018,689
Master Note, one-month U.S. dollar LIBOR minus .10% due 3/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.72% 3/10/08 (b)(c)(e)		9,400,000	10,467,098
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.7031% 5/13/08 (b)(c)(e)		1,700,000	1,821,483
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.3963% 5/20/08 (b)(c)(e)		7,500,000	8,799,794
Master Note, one-month U.S. dollar LIBOR minus .10% due 6/05/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		14,000,000	15,803,713
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		16,000,000	19,133,196
Commodity-Linked Notes - continued
		Principal Amount (g)	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		$ 9,500,000	$ 12,349,394
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		3,500,000	4,213,103
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 10/19/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		7,170,000	8,314,395
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 2/01/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		7,600,000	9,111,392
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.68% 3/10/08 (b)(c)(e)		6,000,000	6,779,841
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/24/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9788% 3/24/08 (b)(c)(e)		9,750,000	10,861,057
5.615% 3/24/08 (b)(c)(e)		5,100,000	5,549,018
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.615% 5/13/08 (b)(c)(e)		1,700,000	1,821,705
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		6,100,000	6,881,104
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		4,000,000	4,597,191
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		12,000,000	15,305,171
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/05/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		6,000,000	7,621,361
Commodity-Linked Notes - continued
		Principal Amount (g)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/12/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		$ 8,000,000	$ 9,630,152
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/16/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		8,000,000	9,538,925
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/23/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		6,670,000	7,760,411
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		9,070,000	10,639,814
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/1/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		5,000,000	6,136,575
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/15/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		15,000,000	20,904,856
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 2/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.3825% 2/19/08 (b)(c)(e)		4,670,000	5,375,825
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/16/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		16,670,000	19,772,055
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/28/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		5,000,000	6,283,235
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 2/7/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		46,250,000	54,194,141
Note, one-month U.S. dollar LIBOR minus .03% due 7/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		15,000,000	17,794,107
Commodity-Linked Notes - continued
		Principal Amount (g)	Value
Morgan Stanley: - continued
Note, one-month U.S. dollar LIBOR minus .03% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		$ 9,000,000	$ 10,172,366
Note, one-month U.S. dollar LIBOR minus .05% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.7531% 5/13/08 (b)(c)(e)		21,840,000	23,882,104
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		3,000,000	3,584,867
Note, one-month U.S. dollar LIBOR minus .10% due 6/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		6,670,000	7,211,769
Note, one-month U.S. dollar LIBOR minus .10% due 6/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		13,700,000	15,744,557
Note, one-month U.S. dollar LIBOR minus .10% due 6/27/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		14,750,000	17,334,867
Note, one-month U.S. dollar LIBOR minus .10% due 7/24/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		10,000,000	12,888,894
Note, one-month U.S. dollar LIBOR minus .10% due 8/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		7,000,000	8,892,301
TOTAL COMMODITY-LINKED NOTES (Cost $385,440,000)			455,679,515
Fixed-Income Funds - 41.5%
		Shares
Fidelity Floating Rate Central Fund (d)		10,432,646	1,018,434,899
Fidelity Ultra-Short Central Fund (d)		9,449,633	895,447,227
TOTAL FIXED-INCOME FUNDS (Cost $1,984,804,359)			1,913,882,126
Preferred Securities - 0.1%
		Principal Amount (g)	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (b)		$ 1,200,000	$ 537,375
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)		500,000	387,970
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (b)		1,650,000	825,000
Ipswich Street CDO Series 2006-1, 6/27/46 (b)		2,250,000	787,500
Kent Funding III Ltd. 11/5/47 (b)		2,200,000	770,000

TOTAL PREFERRED SECURITIES (Cost $7,438,368)			3,307,845
Cash Equivalents - 2.9%
		Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.95%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) # (Cost $133,218,000)		$ 133,261,852	133,218,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $4,605,412,465)			4,578,118,532
NET OTHER ASSETS - 0.7%			32,326,877
NET ASSETS - 100%			$ 4,610,445,409
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	$ 50,000,000	$ 2,109,372
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	25,000,000	641,153
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay quarterly a floating rate based on 3-month LIBOR minus 22.5 basis points with UBS	Jan. 2009	$ 45,000,000	$ 291,040
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	20,000,000	399,136
		$ 140,000,000	$ 3,440,701
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $525,341,094 or 11.4% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(e) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(f) Non-income producing-Issuer is in default.
(g) Principal amount is stated in United States dollars unless otherwise noted.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$133,218,000 due 10/01/07 at 3.95%
ABN AMRO Bank N.V., New York Branch	$ 38,820,800
Banc of America Securities LLC	38,820,800
Barclays Capital, Inc.	27,562,767
Deutsche Bank Securities, Inc.	22,127,856
Morgan Stanley & Co., Inc.	334,325
UBS Securities LLC	5,551,452
$ 133,218,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 72,539,813
Fidelity Ultra-Short Central Fund	42,746,135
Total	$ 115,285,948

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 715,567,111	$ 332,142,556	$ -	$ 1,018,434,899	42.6%
Fidelity Ultra-Short Central Fund	505,821,487	429,929,894	-	895,447,227	7.5%
Total	$ 1,221,388,598	$ 762,072,450	$ -	$ 1,913,882,126

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

September 30, 2007

Assets
Investment in securities, at value (including repurchase agreements of $133,218,000) - See accompanying schedule: Unaffiliated issuers (cost $2,620,608,106)	$ 2,664,236,406
Fidelity Central Funds (cost $1,984,804,359)	1,913,882,126
Total Investments (cost $4,605,412,465)		$ 4,578,118,532
Cash		40,057
Foreign currency held at value (cost $10,553)		10,553
Receivable for investments sold		8,021,922
Receivable for fund shares sold		2,441,813
Dividends receivable		2,948,484
Interest receivable		18,243,262
Distributions receivable from Fidelity Central Funds		11,176,795
Swap agreements, at value		3,440,701
Prepaid expenses		2,164
Other receivables		23
Total assets		4,624,444,306

Liabilities
Payable for investments purchased	$ 9,078,888
Payable for fund shares redeemed	2,012,160
Accrued management fee	2,131,197
Distribution fees payable	35,743
Other affiliated payables	590,499
Other payables and accrued expenses	150,410
Total liabilities		13,998,897

Net Assets		$ 4,610,445,409
Net Assets consist of:
Paid in capital		$ 4,552,721,917
Undistributed net investment income		69,659,943
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,932,229
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(23,868,680)
Net Assets		$ 4,610,445,409

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

September 30, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,405,784 ÷ 2,482,381 shares)	$ 10.23

Maximum offering price per share (100/96.00 of $10.23)	$ 10.66
Class T: Net Asset Value and redemption price per share ($27,708,729 ÷ 2,707,044 shares)	$ 10.24

Maximum offering price per share (100/96.00 of $10.24)	$ 10.67
Class B: Net Asset Value and offering price per share ($6,828,386 ÷ 668,578 shares)A	$ 10.21

Class C: Net Asset Value and offering price per share ($24,174,704 ÷ 2,372,195 shares)A	$ 10.19

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,214,433,831 ÷ 410,822,520 shares)	$ 10.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($311,893,975 ÷ 30,436,693 shares)	$ 10.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Year ended September 30, 2007

Investment Income
Dividends		$ 16,231,341
Interest		91,442,927
Income from Fidelity Central Funds		115,285,948
Total income		222,960,216

Expenses
Management fee	$ 22,300,740
Transfer agent fees	5,004,648
Distribution fees	369,815
Accounting fees and expenses	1,326,607
Custodian fees and expenses	55,177
Independent trustees' compensation	12,699
Registration fees	179,926
Audit	169,342
Legal	31,900
Miscellaneous	19,631
Total expenses before reductions	29,470,485
Expense reductions	(359,401)	29,111,084
Net investment income		193,849,132
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,596,411
Foreign currency transactions	3,624
Swap agreements	(951,441)
Capital gain distributions from Fidelity Central Funds	87,531
Total net realized gain (loss)		10,736,125
Change in net unrealized appreciation (depreciation) on: Investment securities	1,756,980
Assets and liabilities in foreign currencies	(15,448)
Swap agreements	3,440,701
Total change in net unrealized appreciation (depreciation)		5,182,233
Net gain (loss)		15,918,358
Net increase (decrease) in net assets resulting from operations		$ 209,767,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2007	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 193,849,132	$ 72,350,129
Net realized gain (loss)	10,736,125	(5,738,064)
Change in net unrealized appreciation (depreciation)	5,182,233	(29,436,055)
Net increase (decrease) in net assets resulting from operations	209,767,490	37,176,010
Distributions to shareholders from net investment income	(154,695,840)	(34,978,986)
Share transactions - net increase (decrease)	1,662,415,864	2,852,107,184
Redemption fees	56,510	72,674
Total increase (decrease) in net assets	1,717,544,024	2,854,376,882

Net Assets
Beginning of period	2,892,901,385	38,524,503
End of period (including undistributed net investment income of $69,659,943 and undistributed net investment income of $35,583,876, respectively)	$ 4,610,445,409	$ 2,892,901,385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.473	.524	.031
Net realized and unrealized gain (loss)	.077	(.329)	.119
Total from investment operations	.550	.195	.150
Distributions from net investment income	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	.001	-J
Net asset value, end of period	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.01%	.99%	1.00% A
Net investment income	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.476	.517	.030
Net realized and unrealized gain (loss)	.082	(.325)	.120
Total from investment operations	.558	.192	.150
Distributions from net investment income	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	.001	- J
Net asset value, end of period	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.00%	1.05%	1.10% A
Net investment income	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.405	.450	.025
Net realized and unrealized gain (loss)	.072	(.318)	.115
Total from investment operations	.477	.132	.140
Distributions from net investment income	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	.001	- J
Net asset value, end of period	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	4.81%	1.33%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.69%	1.73%	1.75% A
Net investment income	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.392	.437	.024
Net realized and unrealized gain (loss)	.080	(.323)	.116
Total from investment operations	.472	.114	.140
Distributions from net investment income	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	.001	- J
Net asset value, end of period	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.81%	1.84%	1.85% A
Net investment income	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.504	.544	.028
Net realized and unrealized gain (loss)	.079	(.317)	.122
Total from investment operations	.583	.227	.150
Distributions from net investment income	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	.001	- I
Net asset value, end of period	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.74%	.80%	.85% A
Expenses net of all reductions	.73%	.79%	.85% A
Net investment income	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.500	.540	.032
Net realized and unrealized gain (loss)	.081	(.321)	.118
Total from investment operations	.581	.219	.150
Distributions from net investment income	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	.001	- I
Net asset value, end of period	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.76%	.82%	.85% A
Expenses net of all reductions	.75%	.82%	.85% A
Net investment income	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2007

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) (formerly of Fidelity Commonwealth Trust) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Fixed-Income Trust effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's(FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 119,199,155
Unrealized depreciation	(140,169,092)
Net unrealized appreciation (depreciation)	(20,969,937)
Undistributed ordinary income	74,530,253
Undistributed long-term capital gain	4,114,657
Cost for federal income tax purposes	$ 4,599,088,469

The tax character of distributions paid was as follows:

	September 30, 2007	September 30, 2006
Ordinary Income	$ 154,695,840	$ 34,978,986

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

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Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,550,727,062 and $412,729,419, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 37,688	$ 11,292
Class T	0%	.25%	70,048	14,121
Class B	.65%	.25%	58,517	50,880
Class C	.75%	.25%	203,562	139,293
			$ 369,815	$ 215,586

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,115
Class T	7,758
Class B*	4,762
Class C*	5,283
$ 26,918

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Strategic Real Return. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Real Return shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 34,904.19
Class T	38,699.14
Class B	11,644.18
Class C	40,124.20
Strategic Real Return	4,537,370.13
Institutional Class	341,907.15
	$ 5,004,648

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,698 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Annual Report

7. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which amounted to $7,847 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $950 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26,825.

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 311,302
Institutional Class	10,079
$ 321,381

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 21% and 21%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 77% of the total outstanding shares of the Fund.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2007	2006
From net investment income
Class A	$ 674,103	$ 208,517
Class T	1,077,399	289,389
Class B	206,126	93,989
Class C	630,103	179,234
Strategic Real Return	143,056,854	33,243,282
Institutional Class	9,051,255	964,575
Total	$ 154,695,840	$ 34,978,986

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2007	2006	2007	2006
Class A
Shares sold	1,427,519	1,062,245	$ 14,527,296	$ 10,682,808
Reinvestment of distributions	58,083	18,536	588,755	186,545
Shares redeemed	(325,840)	(93,738)	(3,306,878)	(941,015)
Net increase (decrease)	1,159,762	987,043	$ 11,809,173	$ 9,928,338
Class T
Shares sold	1,276,798	2,016,115	$ 13,058,673	$ 20,310,680
Reinvestment of distributions	102,719	27,883	1,040,978	280,850
Shares redeemed	(937,075)	(103,086)	(9,489,158)	(1,039,256)
Net increase (decrease)	442,442	1,940,912	$ 4,610,493	$ 19,552,274
Class B
Shares sold	156,686	278,611	$ 1,592,804	$ 2,800,793
Reinvestment of distributions	18,339	8,817	185,609	88,578
Shares redeemed	(103,224)	(11,405)	(1,044,310)	(114,615)
Net increase (decrease)	71,801	276,023	$ 734,103	$ 2,774,756
Class C
Shares sold	1,060,968	1,338,035	$ 10,794,640	$ 13,461,519
Reinvestment of distributions	53,952	15,337	545,361	154,041
Shares redeemed	(388,639)	(49,337)	(3,949,274)	(493,981)
Net increase (decrease)	726,281	1,304,035	$ 7,390,727	$ 13,121,579

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2007	2006	2007	2006
Strategic Real Return
Shares sold	155,158,437	280,727,948	$ 1,582,299,618	$ 2,831,792,513
Reinvestment of distributions	13,907,648	3,208,074	141,217,832	32,357,881
Shares redeemed	(25,104,410)	(19,229,121)	(255,135,649)	(193,558,495)
Net increase (decrease)	143,961,675	264,706,901	$ 1,468,381,801	$ 2,670,591,899
Institutional Class
Shares sold	17,842,371	13,719,322	$ 182,066,109	$ 138,324,336
Reinvestment of distributions	876,168	90,139	8,891,699	909,336
Shares redeemed	(2,104,850)	(306,458)	(21,468,241)	(3,095,334)
Net increase (decrease)	16,613,689	13,503,003	$ 169,489,567	$ 136,138,338

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments as of September 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and for the period from September 7, 2005 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended, and for the period from September 7, 2005 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 23, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 370 funds advised by FMR or an affiliate. Mr. Curvey oversees 340 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, (2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Strategic Real Return. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of the fund. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Strategic Real Return. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (58)

Year of Election or Appointment: 2005

Secretary of Strategic Real Return. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of Strategic Real Return. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present) and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Strategic Real Return. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Strategic Real Return. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2005

Chief Compliance Officer of Strategic Real Return. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Strategic Real Return. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Strategic Real Return. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Real Return. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2005 Assistant Treasurer of Strategic Real Return. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Real Return. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2007, $4,114,657 or, if subsequently determined to be different, the net capital gain of such year.

A total of 17.04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $154,695,840 of distributions paid during the period January 1, 2007 to September 30, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

Annual Report

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2006, the total returns of Institutional Class (Class I) and Class C of the fund, the total return of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the period shown. The Board noted that FMR does not consider that peer group to be a particularly meaningful comparison for the fund, however, because, unlike most of its peers, the fund seeks to achieve its investment objective by allocating its assets among four investment categories. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 72% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class T, and Fidelity Strategic Real Return (retail class) ranked below its competitive median for 2006, and the total expenses of each of Class C and Institutional Class ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

RRS-UANN-1107
1.816441.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Strategic Real Return

Fund - Class A, Class T,
Class B and Class C

Annual Report

September 30, 2007

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Note to Shareholders:

  As discussed in prior shareholder reports, effective November 1, 2006, the real estate component of the Fidelity Strategic Real Return Composite Index now comprises the Dow Jones Wilshire Real Estate Securities IndexSM and the Merrill Lynch® U.S. Real Estate Corporate Bond Index. For periods prior to November 1, 2006, the real estate component comprises the FTSE NAREIT All REIT Index, the Morgan Stanley Capital International SM REIT Preferred Index and the Merrill Lynch U.S. Real Estate Corporate Bond Index.
  Effective May 1, 2007, the benchmark for the fund's floating-rate debt component - the Fidelity® Floating Rate Central Fund - changed from the Credit Suisse Leveraged Loan Index to the Standard & Poor's® (S&P®)/ Loan Syndications and Trading Association (LSTA) Leveraged Performing Loan Index, which conforms more closely to the central fund's investment strategy.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Life of fund A
Class A (incl. 4.00% sales charge)(dagger)	1.33%	2.33%
Class T (incl. 4.00% sales charge)(dagger)	1.41%	2.35%
Class B (incl. contingent deferred sales charge) B	-0.19%	2.25%
Class C (incl. contingent deferred sales charge) C	3.77%	3.55%

A From September 7, 2005.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

* The current sales charge is as of April 1, 2007. Prior to April 1, 2007, the sales charge was 4.75% for Class A and 3.50% for Class T.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Real Return Fund - Class T on September 7, 2005, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. TIPS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young, who became sole Lead Portfolio Manager of Fidelity Advisor Strategic Real Return Fund on September 4, 2007

Bond markets were volatile during the 12 months ending September 30, 2007. The period opened strongly, with the Federal Reserve Board holding short-term interest rates steady and investors anticipating a rate cut in early 2007. But as the Fed reiterated concerns about inflation, bonds weakened for a time, only to roar back in late February when global equity markets stumbled. By late spring, an emerging subprime mortgage crisis and subsequent credit crunch sent many bond sectors lower again. In turn, the benchmark indexes for Fidelity Advisor Strategic Real Return Fund's component asset classes showed varied results. The Lehman Brothers® U.S. Treasury Inflation-Protected Securities (TIPS) Index rose 4.97%, reflecting growing inflation worries. The Dow Jones-AIG Commodity Index Total Return - with exposure to a variety of commodities - climbed 16.97%. Floating-rate bank debt, as measured by the Standard & Poor's® (S&P®)/LSTA Leveraged Performing Loan Index, was up 4.06%, as tighter credit choked off investor demand. Real estate investments were weakened by the housing slowdown, with the Dow Jones Wilshire Real Estate Securities IndexSM up only 3.88% and the Merrill Lynch® U.S. Real Estate Corporate Bond Index gaining just 2.72%.

During the one-year period, the fund's Class A, Class T, Class B and Class C shares returned 5.55%, 5.64%, 4.81% and 4.77%, respectively (excluding sales charges). By comparison, the Fidelity Strategic Real Return Composite Index gained 7.20% and the Lehman Brothers U.S. TIPS index rose 4.97%. The fund met its primary objective of outpacing inflation, but underperformed its Composite benchmark, mainly as a result of unproductive security selection - especially in the commodity-linked notes subportfolio and, to a lesser extent, in the fixed-income-related real estate subportfolio. Favorable asset allocation - mostly an underweighting in the lagging real estate equity category - offset some of the relative underperformance. The commodities and inflation-protected securities subportfolios underperformed their individual benchmarks partly as a result of their investments in Fidelity® Ultra-Short Central Fund, a diversified pool of short-term assets, which had sizable exposure to the beleaguered subprime mortgage market. The worsening real estate market also was a head wind for the fixed-income real estate subportfolio, but an underweighting and good stock picking in the equity real estate subportfolio helped. Meanwhile, our investment in floating-rate bank loans - primarily through Fidelity Floating Rate Central Fund - outperformed mainly due to solid security selection.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 to September 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Class A
Actual	$ 1,000.00	$ 1,005.60	$ 5.23
Hypothetical A	$ 1,000.00	$ 1,019.85	$ 5.27
Class T
Actual	$ 1,000.00	$ 1,007.40	$ 4.98
Hypothetical A	$ 1,000.00	$ 1,020.10	$ 5.01
Class B
Actual	$ 1,000.00	$ 1,002.90	$ 8.44
Hypothetical A	$ 1,000.00	$ 1,016.65	$ 8.49
Class C
Actual	$ 1,000.00	$ 1,002.70	$ 9.04
Hypothetical A	$ 1,000.00	$ 1,016.04	$ 9.10
Strategic Real Return
Actual	$ 1,000.00	$ 1,007.70	$ 3.67
Hypothetical A	$ 1,000.00	$ 1,021.41	$ 3.70
Institutional Class
Actual	$ 1,000.00	$ 1,008.60	$ 3.78
Hypothetical A	$ 1,000.00	$ 1,021.31	$ 3.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.04%
Class T	.99%
Class B	1.68%
Class C	1.80%
Strategic Real Return	.73%
Institutional Class	.75%

Annual Report

Investment Changes

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Holdings Distribution (% of fund's net assets)
	As of September 30, 2007	As of March 31, 2007
Commodity-Linked Notes and Related Investments *	26.0%	25.2%
Inflation-Protected Securities and Related Investments (dagger)	29.9%	27.9%
Floating Rate High Yield	22.1%	24.8%
Real Estate Investments	18.5%	19.7%
Cash & Cash Equivalents	2.8%	1.9%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-AIG Commodity Index Total Return (DJ-AIGCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio includes a related investment in the Fidelity Ultra-Short Central Fund and other cash equivalents to match the cash component of the DJ-AIGCITR. The value of commodity-linked notes will change directly based on the performance of the index.

(dagger) Includes Fidelity Ultra-Short Central Fund held in connection with derivative instruments.

Quality Diversification (% of fund's net assets)
As of September 30, 2007	As of March 31, 2007
U.S.Government and U.S.Government Agency Obligations 27.3%	U.S.Government and U.S.Government Agency Obligations 25.5%
AAA 7.3%	AAA 7.4%
AA 2.4%	AA 2.1%
A 2.0%	A 2.1%
BBB 7.1%	BBB 7.3%
BB and Below 21.0%	BB and Below 20.6%
Structured Notes (including Commodity- Linked Notes) 9.9%	Structured Notes (including Commodity- Linked Notes) 8.8%
Not Rated 4.6%	Not Rated 8.4%
Equities 11.4%	Equities 11.6%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 6.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of September 30, 2007 *		As of March 31, 2007 **
	Stocks 11.4%		Stocks 11.6%
	U.S. Government and U.S. Government Agency Obligations 27.3%		U.S. Government and U.S. Government Agency Obligations 25.5%
	Corporate Bonds 8.2%		Corporate Bonds 10.4%
	Asset-Backed Securities 8.3%		Asset-Backed Securities 8.4%
	Structured Notes (including Commodity- Linked Notes) 9.9%		Structured Notes (including Commodity- Linked Notes) 8.8%
	Floating Rate Loans 20.7%		Floating Rate Loans 22.7%
	CMOs and Other Mortgage Related Securities 6.6%		CMOs and Other Mortgage Related Securities 5.8%
	Other Investments 0.6%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 7.0%		Short-Term Investments and Net Other Assets 6.2%
* Foreign investments	7.6%	** Foreign investments	7.9%

* Futures and Swaps	3.7%	** Futures and Swaps	5.4%
* U.S. Treasury Inflation-Indexed Securities	26.5%	** U.S. Treasury Inflation-Indexed Securities	23.9%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2007

Showing Percentage of Net Assets

Corporate Bonds - 4.9%
		Principal Amount (g)	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
American Financial Realty Trust 4.375% 7/15/24		$ 11,510,000	$ 10,819,400
Anthracite Capital, Inc. 11.75% 9/1/27 (b)		2,200,000	2,242,020
BioMed Realty LP 4.5% 10/1/26 (b)		3,000,000	2,774,400
Health Care REIT, Inc. 4.75% 7/15/27		1,000,000	1,035,419
Ventas, Inc. 3.875% 11/15/11 (b)		1,500,000	1,587,300
Washington (REIT) 3.875% 9/15/26		750,000	702,000
			19,160,539
Nonconvertible Bonds - 4.5%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (c)		1,500,000	1,567,500
Host Marriott LP 7% 8/15/12		1,800,000	1,813,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		1,700,000	1,706,375
			5,087,375
Household Durables - 0.7%
Beazer Homes USA, Inc.:
8.125% 6/15/16		2,000,000	1,520,000
8.375% 4/15/12		400,000	308,000
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	875,901
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	312,000
6.25% 1/15/16		700,000	535,500
7.5% 5/15/16		500,000	400,000
7.75% 5/15/13		5,800,000	3,944,000
KB Home:
5.875% 1/15/15		1,500,000	1,267,500
6.25% 6/15/15		5,100,000	4,354,125
7.75% 2/1/10		1,700,000	1,623,500
Kimball Hill, Inc. 10.5% 12/15/12		5,020,000	3,765,000
Lennar Corp. 5.5% 9/1/14		3,000,000	2,617,695
M/I Homes, Inc. 6.875% 4/1/12		1,600,000	1,312,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,730,000
Ryland Group, Inc. 6.875% 6/15/13		1,000,000	958,850
Corporate Bonds - continued
		Principal Amount (g)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp. 9.25% 4/15/12		$ 2,400,000	$ 1,584,000
Stanley-Martin Communities LLC 9.75% 8/15/15		4,800,000	3,504,000
			31,612,071
TOTAL CONSUMER DISCRETIONARY			36,699,446
FINANCIALS - 3.5%
Diversified Financial Services - 0.0%
Prime Property Funding, Inc. 5.7% 4/15/17 (b)		1,500,000	1,418,535
Real Estate Investment Trusts - 3.2%
AMB Property LP 3.5% 3/1/09		3,000,000	2,930,112
Archstone-Smith Operating Trust 3% 6/15/08		6,050,000	5,936,950
Arden Realty LP:
5.2% 9/1/11		500,000	504,018
5.25% 3/1/15		600,000	591,391
7% 11/15/07		1,400,000	1,401,960
Avalon Properties, Inc. 6.875% 12/15/07		2,000,000	2,004,284
AvalonBay Communities, Inc. 5.5% 1/15/12		1,000,000	999,774
Brandywine Operating Partnership LP:
4.5% 11/1/09		840,000	823,684
6% 4/1/16		1,000,000	966,152
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,549,586
Camden Property Trust 4.7% 7/15/09		2,500,000	2,480,323
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	385,200
Developers Diversified Realty Corp.:
3.875% 1/30/09		2,000,000	1,968,192
5.375% 10/15/12		500,000	487,042
Duke Realty LP 7.75% 11/15/09		1,000,000	1,047,803
Equity One, Inc.:
6% 9/15/16		1,000,000	956,813
6.25% 1/15/17		1,000,000	968,867
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	688,015
6% 3/1/15		1,500,000	1,464,807
6% 1/30/17		1,000,000	955,008
6.3% 9/15/16		4,500,000	4,415,981
Health Care REIT, Inc. 6.2% 6/1/16		4,500,000	4,362,890
Corporate Bonds - continued
		Principal Amount (g)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		$ 500,000	$ 479,961
8.125% 5/1/11		1,608,000	1,722,494
Highwoods/Forsyth LP 5.85% 3/15/17		2,000,000	1,870,000
HMB Capital Trust V 9.2944% 12/15/36 (b)(c)(f)		4,300,000	860,000
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,427,193
6.7% 1/15/18		1,000,000	994,190
6.75% 2/15/13		1,250,000	1,291,376
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,997,500
HRPT Properties Trust:
6.25% 6/15/17		1,865,000	1,793,554
6.2944% 3/16/11 (c)		2,000,000	2,001,434
6.5% 1/15/13		1,000,000	1,013,397
6.65% 1/15/18		1,000,000	983,256
iStar Financial, Inc.:
6.0344% 9/15/09 (c)		1,000,000	932,088
6.2444% 3/16/09 (c)		500,000	477,102
Kimco Realty Corp.:
6.875% 2/10/09		3,000,000	3,068,184
7.86% 11/1/07		480,000	480,840
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,984,088
Nationwide Health Properties, Inc.:
6% 5/20/15		230,000	231,974
6.5% 7/15/11		3,500,000	3,644,113
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,790,500
7% 1/15/16		1,658,000	1,643,493
ProLogis Trust 7.1% 4/15/08		1,500,000	1,505,034
Rouse Co. 8% 4/30/09		3,000,000	3,116,160
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)		5,500,000	5,390,000
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	6,975,750
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		2,000,000	1,969,402
7.75% 2/22/11		1,000,000	1,061,835
Simon Property Group LP:
5.375% 8/28/08		3,000,000	2,993,400
7% 6/15/28 (c)		960,000	973,345
Simon Property Group, Inc. 3.75% 1/30/09		3,230,000	3,160,342
Corporate Bonds - continued
		Principal Amount (g)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Properties LP 9.125% 2/15/08		$ 1,760,000	$ 1,778,031
Thornburg Mortgage, Inc. 8% 5/15/13		7,950,000	6,996,000
UDR, Inc. 5.5% 4/1/14		2,000,000	1,950,410
United Dominion Realty Trust, Inc.:
4.5% 3/3/08		2,750,000	2,741,241
6.05% 6/1/13		2,500,000	2,522,858
Ventas Realty LP:
6.5% 6/1/16		3,160,000	3,104,700
6.625% 10/15/14		7,775,000	7,755,563
6.75% 6/1/10		2,400,000	2,412,000
6.75% 4/1/17		2,000,000	1,990,000
8.75% 5/1/09		1,920,000	1,992,000
9% 5/1/12		6,900,000	7,503,750
Washington (REIT) 6.898% 2/25/18		3,200,000	3,222,429
Western Investment Real Estate Trust 7.2% 9/15/08		500,000	503,551
			145,193,390
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	1,184,200
7.125% 2/15/13 (b)		1,000,000	970,000
8.125% 6/1/12		1,000,000	990,000
Colonial Realty LP 6.05% 9/1/16		1,000,000	965,740
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,836,574
6.625% 3/15/12		3,000,000	3,094,443
First Industrial LP 5.75% 1/15/16		1,000,000	960,282
Post Apartment Homes LP 5.125% 10/12/11		3,000,000	2,935,122
			12,936,361
TOTAL FINANCIALS			159,548,286
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,420,250
Sun Healthcare Group, Inc. 9.125% 4/15/15 (b)		2,910,000	2,975,475
			4,395,725
Corporate Bonds - continued
		Principal Amount (g)	Value
Nonconvertible Bonds - continued
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		$ 2,000,000	$ 1,945,232
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. 7.125% 10/15/12		3,000,000	3,075,000
TOTAL NONCONVERTIBLE BONDS			205,663,689
TOTAL CORPORATE BONDS (Cost $233,281,005)			224,824,228
U.S. Treasury Inflation Protected Obligations - 26.5%

U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26		112,216,718	107,066,740
2.375% 1/15/25		99,560,381	100,462,736
2.375% 1/15/27		111,037,825	112,385,778
3.625% 4/15/28		29,749,797	36,239,816
3.875% 4/15/29		33,324,467	42,317,542
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		26,559,147	25,674,514
1.625% 1/15/15		48,566,423	46,457,132
1.875% 7/15/13		81,521,983	80,204,782
1.875% 7/15/15		47,804,976	46,530,642
2% 4/15/12		68,416,892	67,901,254
2% 1/15/14		56,575,056	55,758,120
2% 7/15/14		59,010,204	58,195,336
2% 1/15/16		61,237,742	59,880,240
2.375% 4/15/11		57,929,088	58,287,319
2.375% 1/15/17		29,179,708	29,368,338
2.5% 7/15/16		46,930,520	47,811,227
2.625% 7/15/17		62,312,480	64,211,931
3% 7/15/12		89,860,987	93,505,611
3.375% 1/15/12		50,994,657	53,599,436
3.5% 1/15/11		13,643,748	14,231,781
3.875% 1/15/09		8,128,832	8,296,607
4.25% 1/15/10		12,529,370	13,117,872
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,214,823,834)			1,221,504,754
Asset-Backed Securities - 0.3%
		Principal Amount (g)	Value
American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (b)		$ 3,000,000	$ 2,877,540
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 5.8313% 11/25/34 (c)		105,000	99,506
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 6.8813% 12/25/46 (b)(c)		750,000	573,750
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,125,000
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	2,309,949
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (b)		181,895	54,569
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		500,000	477,146
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.87% 11/28/39 (b)(c)		850,000	709,366
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.7813% 9/25/46 (b)(c)		750,000	570,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (b)		750,000	75,000
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (b)		624,362	312,181
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,900,000	1,653,000
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		672,243	561,743
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.9944% 12/15/26 (b)(c)		1,500,000	1,213,310
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.6313% 3/25/36 (b)(c)		100,000	15,310
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 8.01% 2/5/36 (b)(c)		250,000	182,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 7.45% 11/21/40 (b)(c)		1,500,000	1,334,313
TOTAL ASSET-BACKED SECURITIES (Cost $15,823,076)			14,144,183
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.7025% 11/15/15 (b)(c)		2,000,000	1,991,027
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (b)		442,130	186,724
Collateralized Mortgage Obligations - continued
		Principal Amount (g)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (b)(c)		$ 144,588	$ 40,964
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7102% 1/25/19 (b)(c)		100,108	87,339
Class B4, 4.7102% 1/25/19 (b)(c)		200,215	146,426
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (b)(c)		1,500,000	1,509,753
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 8.0025% 12/15/37 (b)(c)		482,613	437,377
Series 2006-B Class B6, 7.4525% 6/15/38 (b)(c)		991,865	901,931
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 8.92% 9/10/37 (b)(c)		145,715	127,503
Series 2005-D Class B7, 10.0025% 12/15/37 (b)(c)		289,568	266,342
Series 2006-A Class B7, 9.2525% 3/15/38 (b)(c)		734,524	640,935
Series 2006-B Class B7, 9.6025% 7/15/38 (b)(c)		991,965	912,794
Series 2007-A Class BB, 9.1025% 2/15/39 (b)(c)		796,829	678,590
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,705,372)			7,927,705
Commercial Mortgage Securities - 0.9%

Asset Securitization Corp. Series 1997-MD7 Class A4, 8.1667% 1/13/30 (c)		499,608	497,005
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 7.7525% 3/15/22 (b)(c)		800,000	781,507
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	1,605,000	1,447,792
Class G, 5.01% 5/15/44 (b)(c)	CAD	351,000	301,405
Class H, 5.01% 5/15/44 (b)(c)	CAD	235,000	177,364
Class J, 5.01% 5/15/44 (b)(c)	CAD	235,000	162,170
Class K, 5.01% 5/15/44 (b)(c)	CAD	118,000	74,622
Class L, 5.01% 5/15/44 (b)(c)	CAD	421,000	257,252
Class M, 5.01% 5/15/44 (b)(c)	CAD	1,927,737	845,374
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 7.2295% 5/15/23 (b)(c)		3,757,000	3,569,150
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)		500,000	566,738
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (b)		1,000,000	967,870
Class F, 6.376% 12/15/14 (b)		800,000	788,656
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		930,000	914,051
Commercial Mortgage Securities - continued
		Principal Amount (g)	Value
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (b)		$ 3,000,000	$ 2,797,980
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class E, 7.624% 4/15/29 (c)		900,000	900,000
Series 1999-C1 Class F, 6.02% 5/15/33 (b)		2,500,000	2,481,030
Series 1999-C3 Class J, 6.974% 8/15/36 (b)		2,720,000	2,714,050
Series 2000-C1 Class K, 7% 3/15/33 (b)		1,000,000	943,750
Series 2003-J10 Class B2, 6.75% 4/15/29 (c)		1,000,000	1,004,063
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 7.0975% 3/1/20 (b)(c)		2,800,000	2,702,000
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		2,108,057	2,106,590
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (b)		1,350,000	1,347,678
Class I11, 7.72% 7/26/08 (b)		751,000	748,597
Class I12, 7.72% 7/26/08 (b)		750,000	746,280
Class I9, 7.72% 7/26/08 (b)		1,149,200	1,148,189
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (b)		600,000	590,620
Class F, 10.813% 5/20/44 (b)		400,000	398,521
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (b)		1,150,000	1,074,894
TERRA LNR I Series 2006 1A, Class E 7.4225% 6/15/17 (b)(c)		770,000	762,300
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		2,000,000	1,898,360
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 5.8825% 7/15/42 (c)		4,366,571	4,309,291
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.86% 9/25/26 (b)(c)		3,000,000	2,391,150
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $43,544,999)			42,416,299
Common Stocks - 9.4%
		Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. (a)		46,000	$ 2,448,120
Red Lion Hotels Corp. (a)		101,000	1,040,300
Starwood Hotels & Resorts Worldwide, Inc.		111,500	6,773,625
			10,262,045
Household Durables - 0.0%
Standard Pacific Corp.		20,300	111,447
TOTAL CONSUMER DISCRETIONARY			10,373,492
FINANCIALS - 8.8%
Real Estate Investment Trusts - 8.5%
Acadia Realty Trust (SBI)		93,300	2,531,229
Alexandria Real Estate Equities, Inc.		167,300	16,104,298
AMB Property Corp. (SBI)		19,400	1,160,314
American Financial Realty Trust (SBI)		590,300	4,751,915
Annaly Capital Management, Inc.		678,500	10,808,505
Anworth Mortgage Asset Corp.		507,300	2,734,347
Apartment Investment & Management Co. Class A		98,000	4,422,740
Archstone-Smith Trust		152,000	9,141,280
AvalonBay Communities, Inc.		132,200	15,607,532
Boston Properties, Inc.		122,800	12,758,920
BRE Properties, Inc. Class A		169,100	9,457,763
Caplease, Inc.		253,300	2,596,325
Corporate Office Properties Trust (SBI)		250,718	10,437,390
Cousins Properties, Inc.		37,500	1,101,000
Cypress Sharpridge Investments, Inc. (b)		601,250	5,411,250
DCT Industrial Trust, Inc.		704,600	7,377,162
Developers Diversified Realty Corp.		240,100	13,414,387
Duke Realty LP		120,700	4,080,867
EastGroup Properties, Inc.		6,600	298,716
Education Realty Trust, Inc.		34,650	467,775
Equity Lifestyle Properties, Inc.		103,100	5,340,580
Equity One, Inc.		28,100	764,320
Equity Residential (SBI)		360,100	15,253,836
Federal Realty Investment Trust (SBI)		11,000	974,600
General Growth Properties, Inc.		447,200	23,978,864
GMH Communities Trust		225,500	1,747,625
HCP, Inc.		129,900	4,308,783
Healthcare Realty Trust, Inc.		112,400	2,996,584
Hersha Hospitality Trust		52,300	517,770
Highwoods Properties, Inc. (SBI)		213,113	7,814,854
Common Stocks - continued
		Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Home Properties, Inc.		219,700	$ 11,463,946
Host Hotels & Resorts, Inc.		542,947	12,183,731
Inland Real Estate Corp.		660,500	10,231,145
Kilroy Realty Corp.		127,900	7,754,577
Kimco Realty Corp.		180,020	8,138,704
LaSalle Hotel Properties (SBI)		197,500	8,310,800
LTC Properties, Inc.		39,000	923,130
MFA Mortgage Investments, Inc.		783,700	6,308,785
National Retail Properties, Inc.		21,400	521,732
Nationwide Health Properties, Inc.		64,200	1,934,346
Newcastle Investment Corp.		185,200	3,263,224
Pennsylvania (REIT) (SBI)		106,900	4,162,686
Potlatch Corp.		24,800	1,116,744
ProLogis Trust		338,700	22,472,745
Public Storage		214,500	16,870,425
Quadra Realty Trust, Inc.		32,600	310,678
Senior Housing Properties Trust (SBI)		30,900	681,654
Simon Property Group, Inc.		300,900	30,090,000
SL Green Realty Corp.		59,300	6,924,461
Strategic Hotel & Resorts, Inc.		306,100	6,302,599
Tanger Factory Outlet Centers, Inc.		146,700	5,954,553
Taubman Centers, Inc.		51,500	2,819,625
UDR, Inc.		207,700	5,051,264
Unibail-Rodamco		3,700	952,301
Ventas, Inc.		79,200	3,278,880
Vornado Realty Trust		168,300	18,403,605
			394,787,871
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.		450,700	11,222,430
Grubb & Ellis Co. (a)		101,000	939,300
Meruelo Maddux Properties, Inc.		123,120	727,639
The St. Joe Co.		8,600	289,046
			13,178,415
Thrifts & Mortgage Finance - 0.0%
BFC Financial Corp. Class A (a)		100,000	292,000
TOTAL FINANCIALS			408,258,286
Common Stocks - continued
		Shares	Value
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.		36,000	$ 1,433,160
Capital Senior Living Corp. (a)		354,600	2,985,732
Emeritus Corp. (a)		184,940	5,011,874
Sun Healthcare Group, Inc. (a)		218,400	3,649,464
			13,080,230
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Corrections Corp. of America (a)		118,600	3,103,758
TOTAL COMMON STOCKS (Cost $431,088,672)			434,815,766
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. Series B, 6.00%		80,000	2,510,000
Health Care REIT, Inc. 7.50%		75,000	2,362,500
HRPT Properties Trust 6.50%		100,000	2,250,000
Lexington Corporate Properties Trust Series C 6.50%		16,900	739,544
			7,862,044
Nonconvertible Preferred Stocks - 1.8%
FINANCIALS - 1.8%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%		1,700	36,516
Red Lion Hotels Capital Trust 9.50%		138,465	3,503,165
			3,539,681
Real Estate Investment Trusts - 1.7%
Accredited Mortgage Loan Trust Series A, 9.75%		254,900	3,517,620
Alexandria Real Estate Equities, Inc. Series C, 8.375%		10,000	251,000
American Home Mortgage Investment Corp.:
Series A, 9.375%		81,500	105,950
Series B, 9.25%		233,544	175,158
Annaly Capital Management, Inc. Series A, 7.875%		190,500	4,714,875
Anthracite Capital, Inc. Series C, 9.375%		16,400	370,640
Anworth Mortgage Asset Corp. Series A, 8.625%		220,500	5,071,500
Preferred Stocks - continued
		Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apartment Investment & Management Co.:
Series G, 9.375%		40,000	$ 1,010,000
Series T, 8.00%		80,000	1,980,000
Ashford Hospitality Trust, Inc. Series A, 8.55%		10,000	233,600
BioMed Realty Trust, Inc. Series A, 7.375%		20,000	465,000
Caplease, Inc. Series A, 8.125%		20,000	478,400
CenterPoint Properties Trust Series D, 5.377%		5,280	4,382,400
Colonial Properties Trust (depositary shares) Series D, 8.125%		70,000	1,777,300
Cousins Properties, Inc. Series A, 7.75%		49,600	1,225,120
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%		23,300	589,956
Digital Realty Trust, Inc.:
Series A, 8.50%		90,000	2,287,800
Series B, 7.875%		36,100	877,230
Duke Realty LP (depositary shares) Series B, 7.99%		10,500	522,375
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%		71,300	1,176,450
Equity Inns, Inc. Series B, 8.75%		7,600	131,100
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%		40,000	950,000
Glimcher Realty Trust Series F, 8.75%		30,000	728,100
Gramercy Capital Corp. Series A, 8.125%		40,000	900,400
Hersha Hospitality Trust Series A, 8.00%		40,000	948,000
HomeBanc Mortgage Corp. Series A, 10.00%		213,315	117,323
Hospitality Properties Trust:
Series B, 8.875%		259,125	6,496,264
Series C, 7.00%		65,000	1,413,750
HRPT Properties Trust Series B, 8.75%		20,000	506,400
Innkeepers USA Trust Series C, 8.00%		198,000	3,168,000
LBA Realty Fund II Series B, 7.625% (a)		146,695	2,750,531
Lexington Corporate Properties Trust Series B, 8.05%		60,000	1,479,600
Lexington Realty Trust 7.55%		40,000	928,400
MFA Mortgage Investments, Inc. Series A, 8.50%		282,800	6,637,316
Mid-America Apartment Communities, Inc. Series H, 8.30%		45,100	1,127,500
Nationwide Health Properties, Inc. 7.677%		24,000	2,400,000
Newcastle Investment Corp.:
Series B, 9.75%		146,500	3,508,675
Series D, 8.375%		71,300	1,497,300
NorthStar Realty Finance Corp. Series A 8.75%		20,000	430,000
Omega Healthcare Investors, Inc. Series D, 8.375%		80,000	1,980,800
Prime Group Realty Trust Series B, 9.00%		6,100	88,450
Preferred Stocks - continued
		Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage:
Series I, 7.25%		20,000	$ 491,400
Series N, 7.00%		40,000	933,200
RAIT Financial Trust:
Series A, 7.75%		39,900	542,640
Series B, 8.375%		26,400	369,864
Realty Income Corp. 8.25%		100	2,562
Saul Centers, Inc. 8.00%		40,000	980,400
Simon Property Group, Inc. Series G, 7.89%		18,000	897,480
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%		120,000	2,820,000
Series C, 8.25%		60,000	1,422,000
Sunstone Hotel Investors, Inc. Series A, 8.00%		15,000	354,750
Taubman Centers, Inc. Series G, 8.00%		20,000	500,000
			78,714,579
Real Estate Management & Development - 0.0%
Hilltop Holdings, Inc. Series A, 8.25%		80,700	1,837,539
TOTAL FINANCIALS			84,091,799
TOTAL PREFERRED STOCKS (Cost $111,449,875)			91,953,843
Floating Rate Loans - 0.7%
	Principal Amount (g)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 7.5268% 10/25/07 (c)	$ 452,298	445,513
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 9.1288% 7/31/12 (c)	2,992,500	2,917,688
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack term loan 7.54% 10/27/13 (c)	1,047,088	1,030,072
Toys 'R' US, Inc. term loan 8.665% 12/9/08 (c)	7,000,000	6,930,000
		7,960,072
TOTAL CONSUMER DISCRETIONARY		11,323,273
Floating Rate Loans - continued
	Principal Amount (g)	Value
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Cumberland Farms, Inc. term loan 7.1638% 9/29/13 (c)	$ 1,483,759	$ 1,461,503
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.9988% 2/27/14 (c)	2,620,000	1,965,000
Tranche B 1LN, term loan 8.2488% 2/27/13 (c)	2,791,000	2,546,788
		4,511,788
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.42% 12/16/10 (c)	1,465,131	1,441,323
General Growth Properties, Inc. Tranche A1, term loan 7.07% 2/24/10 (c)	2,092,105	2,029,342
Spirit Finance Corp. term loan 8.3595% 8/1/13 (c)	1,000,000	925,000
		4,395,665
Real Estate Management & Development - 0.2%
MDS Realty Holdings LLC:
Tranche M1, term loan 8.0475% 1/8/08 (c)	1,521,827	1,521,827
Tranche M3, term loan 9.2975% 1/8/08 (c)	1,217,461	1,217,461
North Las Vegas/Olympia Group Tranche 1, term loan 7.8788% 5/9/11 (c)	198,324	176,508
Realogy Corp.:
Tranche B, term loan 8.36% 10/10/13 (c)	2,357,727	2,204,475
8.32% 10/10/13 (c)	636,364	595,000
Tishman Speyer Properties term loan 7.55% 12/27/12 (c)	460,000	441,600
		6,156,871
Thrifts & Mortgage Finance - 0.0%
Charter Municipal Mortgage Acceptance Co. term loan 8.0575% 8/15/12 (c)	1,485,000	1,336,500
TOTAL FINANCIALS		16,400,824
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 7.4481% 11/17/13 (c)	1,994,975	1,955,075
Floating Rate Loans - continued
	Principal Amount (g)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp. term loan 7.86% 3/10/13 (c)	$ 2,247,790	$ 2,180,357
Skilled Healthcare Group, Inc. Tranche 1, term loan 7.1288% 6/15/12 (c)	987,374	967,626
		5,103,058
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.8753% 3/6/14 (c)	159,600	155,610
TOTAL FLOATING RATE LOANS (Cost $35,794,905)		34,444,268
Commodity-Linked Notes - 9.9%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,330,000	3,488,989
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/01/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	29,800,000	35,018,689
Master Note, one-month U.S. dollar LIBOR minus .10% due 3/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.72% 3/10/08 (b)(c)(e)	9,400,000	10,467,098
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.7031% 5/13/08 (b)(c)(e)	1,700,000	1,821,483
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.3963% 5/20/08 (b)(c)(e)	7,500,000	8,799,794
Master Note, one-month U.S. dollar LIBOR minus .10% due 6/05/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	14,000,000	15,803,713
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	16,000,000	19,133,196
Commodity-Linked Notes - continued
	Principal Amount (g)	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 9,500,000	$ 12,349,394
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,500,000	4,213,103
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 10/19/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	7,170,000	8,314,395
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 2/01/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	7,600,000	9,111,392
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.68% 3/10/08 (b)(c)(e)	6,000,000	6,779,841
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/24/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9788% 3/24/08 (b)(c)(e)	9,750,000	10,861,057
5.615% 3/24/08 (b)(c)(e)	5,100,000	5,549,018
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.615% 5/13/08 (b)(c)(e)	1,700,000	1,821,705
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,100,000	6,881,104
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,000,000	4,597,191
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	12,000,000	15,305,171
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/05/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,000,000	7,621,361
Commodity-Linked Notes - continued
	Principal Amount (g)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/12/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 8,000,000	$ 9,630,152
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/16/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	8,000,000	9,538,925
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/23/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,670,000	7,760,411
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	9,070,000	10,639,814
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/1/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	6,136,575
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/15/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	15,000,000	20,904,856
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 2/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.3825% 2/19/08 (b)(c)(e)	4,670,000	5,375,825
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/16/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	16,670,000	19,772,055
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/28/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	6,283,235
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 2/7/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	46,250,000	54,194,141
Note, one-month U.S. dollar LIBOR minus .03% due 7/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	15,000,000	17,794,107
Commodity-Linked Notes - continued
	Principal Amount (g)	Value
Morgan Stanley: - continued
Note, one-month U.S. dollar LIBOR minus .03% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 9,000,000	$ 10,172,366
Note, one-month U.S. dollar LIBOR minus .05% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.7531% 5/13/08 (b)(c)(e)	21,840,000	23,882,104
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,000,000	3,584,867
Note, one-month U.S. dollar LIBOR minus .10% due 6/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,670,000	7,211,769
Note, one-month U.S. dollar LIBOR minus .10% due 6/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	13,700,000	15,744,557
Note, one-month U.S. dollar LIBOR minus .10% due 6/27/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	14,750,000	17,334,867
Note, one-month U.S. dollar LIBOR minus .10% due 7/24/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	10,000,000	12,888,894
Note, one-month U.S. dollar LIBOR minus .10% due 8/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	7,000,000	8,892,301
TOTAL COMMODITY-LINKED NOTES (Cost $385,440,000)		455,679,515
Fixed-Income Funds - 41.5%
	Shares
Fidelity Floating Rate Central Fund (d)	10,432,646	1,018,434,899
Fidelity Ultra-Short Central Fund (d)	9,449,633	895,447,227
TOTAL FIXED-INCOME FUNDS (Cost $1,984,804,359)		1,913,882,126
Preferred Securities - 0.1%
	Principal Amount (g)	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (b)	$ 1,200,000	$ 537,375
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)	500,000	387,970
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (b)	1,650,000	825,000
Ipswich Street CDO Series 2006-1, 6/27/46 (b)	2,250,000	787,500
Kent Funding III Ltd. 11/5/47 (b)	2,200,000	770,000

TOTAL PREFERRED SECURITIES (Cost $7,438,368)		3,307,845
Cash Equivalents - 2.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.95%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) # (Cost $133,218,000)	$ 133,261,852	133,218,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $4,605,412,465)		4,578,118,532
NET OTHER ASSETS - 0.7%		32,326,877
NET ASSETS - 100%		$ 4,610,445,409
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	$ 50,000,000	$ 2,109,372
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	25,000,000	641,153
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay quarterly a floating rate based on 3-month LIBOR minus 22.5 basis points with UBS	Jan. 2009	$ 45,000,000	$ 291,040
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	20,000,000	399,136
		$ 140,000,000	$ 3,440,701
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $525,341,094 or 11.4% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(e) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(f) Non-income producing-Issuer is in default.
(g) Principal amount is stated in United States dollars unless otherwise noted.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$133,218,000 due 10/01/07 at 3.95%
ABN AMRO Bank N.V., New York Branch	$ 38,820,800
Banc of America Securities LLC	38,820,800
Barclays Capital, Inc.	27,562,767
Deutsche Bank Securities, Inc.	22,127,856
Morgan Stanley & Co., Inc.	334,325
UBS Securities LLC	5,551,452
$ 133,218,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 72,539,813
Fidelity Ultra-Short Central Fund	42,746,135
Total	$ 115,285,948

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 715,567,111	$ 332,142,556	$ -	$ 1,018,434,899	42.6%
Fidelity Ultra-Short Central Fund	505,821,487	429,929,894	-	895,447,227	7.5%
Total	$ 1,221,388,598	$ 762,072,450	$ -	$ 1,913,882,126

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

September 30, 2007

Assets
Investment in securities, at value (including repurchase agreements of $133,218,000) - See accompanying schedule: Unaffiliated issuers (cost $2,620,608,106)	$ 2,664,236,406
Fidelity Central Funds (cost $1,984,804,359)	1,913,882,126
Total Investments (cost $4,605,412,465)		$ 4,578,118,532
Cash		40,057
Foreign currency held at value (cost $10,553)		10,553
Receivable for investments sold		8,021,922
Receivable for fund shares sold		2,441,813
Dividends receivable		2,948,484
Interest receivable		18,243,262
Distributions receivable from Fidelity Central Funds		11,176,795
Swap agreements, at value		3,440,701
Prepaid expenses		2,164
Other receivables		23
Total assets		4,624,444,306

Liabilities
Payable for investments purchased	$ 9,078,888
Payable for fund shares redeemed	2,012,160
Accrued management fee	2,131,197
Distribution fees payable	35,743
Other affiliated payables	590,499
Other payables and accrued expenses	150,410
Total liabilities		13,998,897

Net Assets		$ 4,610,445,409
Net Assets consist of:
Paid in capital		$ 4,552,721,917
Undistributed net investment income		69,659,943
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,932,229
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(23,868,680)
Net Assets		$ 4,610,445,409

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,405,784 ÷ 2,482,381 shares)	$ 10.23

Maximum offering price per share (100/96.00 of $10.23)	$ 10.66
Class T: Net Asset Value and redemption price per share ($27,708,729 ÷ 2,707,044 shares)	$ 10.24

Maximum offering price per share (100/96.00 of $10.24)	$ 10.67
Class B: Net Asset Value and offering price per share ($6,828,386 ÷ 668,578 shares)A	$ 10.21

Class C: Net Asset Value and offering price per share ($24,174,704 ÷ 2,372,195 shares)A	$ 10.19

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,214,433,831 ÷ 410,822,520 shares)	$ 10.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($311,893,975 ÷ 30,436,693 shares)	$ 10.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended September 30, 2007

Investment Income
Dividends		$ 16,231,341
Interest		91,442,927
Income from Fidelity Central Funds		115,285,948
Total income		222,960,216

Expenses
Management fee	$ 22,300,740
Transfer agent fees	5,004,648
Distribution fees	369,815
Accounting fees and expenses	1,326,607
Custodian fees and expenses	55,177
Independent trustees' compensation	12,699
Registration fees	179,926
Audit	169,342
Legal	31,900
Miscellaneous	19,631
Total expenses before reductions	29,470,485
Expense reductions	(359,401)	29,111,084
Net investment income		193,849,132
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,596,411
Foreign currency transactions	3,624
Swap agreements	(951,441)
Capital gain distributions from Fidelity Central Funds	87,531
Total net realized gain (loss)		10,736,125
Change in net unrealized appreciation (depreciation) on: Investment securities	1,756,980
Assets and liabilities in foreign currencies	(15,448)
Swap agreements	3,440,701
Total change in net unrealized appreciation (depreciation)		5,182,233
Net gain (loss)		15,918,358
Net increase (decrease) in net assets resulting from operations		$ 209,767,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2007	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 193,849,132	$ 72,350,129
Net realized gain (loss)	10,736,125	(5,738,064)
Change in net unrealized appreciation (depreciation)	5,182,233	(29,436,055)
Net increase (decrease) in net assets resulting from operations	209,767,490	37,176,010
Distributions to shareholders from net investment income	(154,695,840)	(34,978,986)
Share transactions - net increase (decrease)	1,662,415,864	2,852,107,184
Redemption fees	56,510	72,674
Total increase (decrease) in net assets	1,717,544,024	2,854,376,882

Net Assets
Beginning of period	2,892,901,385	38,524,503
End of period (including undistributed net investment income of $69,659,943 and undistributed net investment income of $35,583,876, respectively)	$ 4,610,445,409	$ 2,892,901,385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.473	.524	.031
Net realized and unrealized gain (loss)	.077	(.329)	.119
Total from investment operations	.550	.195	.150
Distributions from net investment income	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	.001	-J
Net asset value, end of period	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.01%	.99%	1.00% A
Net investment income	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.476	.517	.030
Net realized and unrealized gain (loss)	.082	(.325)	.120
Total from investment operations	.558	.192	.150
Distributions from net investment income	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	.001	- J
Net asset value, end of period	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.00%	1.05%	1.10% A
Net investment income	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.405	.450	.025
Net realized and unrealized gain (loss)	.072	(.318)	.115
Total from investment operations	.477	.132	.140
Distributions from net investment income	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	.001	- J
Net asset value, end of period	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	4.81%	1.33%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.69%	1.73%	1.75% A
Net investment income	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.392	.437	.024
Net realized and unrealized gain (loss)	.080	(.323)	.116
Total from investment operations	.472	.114	.140
Distributions from net investment income	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	.001	- J
Net asset value, end of period	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.81%	1.84%	1.85% A
Net investment income	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.504	.544	.028
Net realized and unrealized gain (loss)	.079	(.317)	.122
Total from investment operations	.583	.227	.150
Distributions from net investment income	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	.001	- I
Net asset value, end of period	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.74%	.80%	.85% A
Expenses net of all reductions	.73%	.79%	.85% A
Net investment income	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.500	.540	.032
Net realized and unrealized gain (loss)	.081	(.321)	.118
Total from investment operations	.581	.219	.150
Distributions from net investment income	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	.001	- I
Net asset value, end of period	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.76%	.82%	.85% A
Expenses net of all reductions	.75%	.82%	.85% A
Net investment income	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2007

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) (formerly of Fidelity Commonwealth Trust) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Fixed-Income Trust effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's(FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 119,199,155
Unrealized depreciation	(140,169,092)
Net unrealized appreciation (depreciation)	(20,969,937)
Undistributed ordinary income	74,530,253
Undistributed long-term capital gain	4,114,657
Cost for federal income tax purposes	$ 4,599,088,469

The tax character of distributions paid was as follows:

	September 30, 2007	September 30, 2006
Ordinary Income	$ 154,695,840	$ 34,978,986

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Annual Report

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,550,727,062 and $412,729,419, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 37,688	$ 11,292
Class T	0%	.25%	70,048	14,121
Class B	.65%	.25%	58,517	50,880
Class C	.75%	.25%	203,562	139,293
			$ 369,815	$ 215,586

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,115
Class T	7,758
Class B*	4,762
Class C*	5,283
$ 26,918

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Strategic Real Return. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Real Return shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 34,904.19
Class T	38,699.14
Class B	11,644.18
Class C	40,124.20
Strategic Real Return	4,537,370.13
Institutional Class	341,907.15
	$ 5,004,648

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,698 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which amounted to $7,847 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $950 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26,825.

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 311,302
Institutional Class	10,079
$ 321,381

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 21% and 21%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 77% of the total outstanding shares of the Fund.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2007	2006
From net investment income
Class A	$ 674,103	$ 208,517
Class T	1,077,399	289,389
Class B	206,126	93,989
Class C	630,103	179,234
Strategic Real Return	143,056,854	33,243,282
Institutional Class	9,051,255	964,575
Total	$ 154,695,840	$ 34,978,986

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2007	2006	2007	2006
Class A
Shares sold	1,427,519	1,062,245	$ 14,527,296	$ 10,682,808
Reinvestment of distributions	58,083	18,536	588,755	186,545
Shares redeemed	(325,840)	(93,738)	(3,306,878)	(941,015)
Net increase (decrease)	1,159,762	987,043	$ 11,809,173	$ 9,928,338
Class T
Shares sold	1,276,798	2,016,115	$ 13,058,673	$ 20,310,680
Reinvestment of distributions	102,719	27,883	1,040,978	280,850
Shares redeemed	(937,075)	(103,086)	(9,489,158)	(1,039,256)
Net increase (decrease)	442,442	1,940,912	$ 4,610,493	$ 19,552,274
Class B
Shares sold	156,686	278,611	$ 1,592,804	$ 2,800,793
Reinvestment of distributions	18,339	8,817	185,609	88,578
Shares redeemed	(103,224)	(11,405)	(1,044,310)	(114,615)
Net increase (decrease)	71,801	276,023	$ 734,103	$ 2,774,756
Class C
Shares sold	1,060,968	1,338,035	$ 10,794,640	$ 13,461,519
Reinvestment of distributions	53,952	15,337	545,361	154,041
Shares redeemed	(388,639)	(49,337)	(3,949,274)	(493,981)
Net increase (decrease)	726,281	1,304,035	$ 7,390,727	$ 13,121,579

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2007	2006	2007	2006
Strategic Real Return
Shares sold	155,158,437	280,727,948	$ 1,582,299,618	$ 2,831,792,513
Reinvestment of distributions	13,907,648	3,208,074	141,217,832	32,357,881
Shares redeemed	(25,104,410)	(19,229,121)	(255,135,649)	(193,558,495)
Net increase (decrease)	143,961,675	264,706,901	$ 1,468,381,801	$ 2,670,591,899
Institutional Class
Shares sold	17,842,371	13,719,322	$ 182,066,109	$ 138,324,336
Reinvestment of distributions	876,168	90,139	8,891,699	909,336
Shares redeemed	(2,104,850)	(306,458)	(21,468,241)	(3,095,334)
Net increase (decrease)	16,613,689	13,503,003	$ 169,489,567	$ 136,138,338

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments as of September 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and for the period from September 7, 2005 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended, and for the period from September 7, 2005 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 23, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 370 funds advised by FMR or an affiliate. Mr. Curvey oversees 340 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com-pany (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of the fund. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (51)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (58)

Year of Election or Appointment: 2005

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of the fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present) and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2005

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2005 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2007, $4,114,657 or, if subsequently determined to be different, the net capital gain of such year.

A total of 17.04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $154,695,840 of distributions paid during the period January 1, 2007 to September 30, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

Annual Report

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2006, the total returns of Institutional Class (Class I) and Class C of the fund, the total return of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the period shown. The Board noted that FMR does not consider that peer group to be a particularly meaningful comparison for the fund, however, because, unlike most of its peers, the fund seeks to achieve its investment objective by allocating its assets among four investment categories. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 72% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class T, and Fidelity Strategic Real Return (retail class) ranked below its competitive median for 2006, and the total expenses of each of Class C and Institutional Class ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

ARRS-UANN-1107
1.814972.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Strategic Real Return

Fund - Institutional Class

Annual Report

September 30, 2007

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Note to Shareholders:

  As discussed in prior shareholder reports, effective November 1, 2006, the real estate component of the Fidelity Strategic Real Return Composite Index now comprises the Dow Jones Wilshire Real Estate Securities IndexSM and the Merrill Lynch® U.S. Real Estate Corporate Bond Index. For periods prior to November 1, 2006, the real estate component comprises the FTSE NAREIT All REIT Index, the Morgan Stanley Capital International SM REIT Preferred Index and the Merrill Lynch U.S. Real Estate Corporate Bond Index.
  Effective May 1, 2007, the benchmark for the fund's floating-rate debt component - the Fidelity® Floating Rate Central Fund - changed from the Credit Suisse Leveraged Loan Index to the Standard & Poor's® (S&P®)/ Loan Syndications and Trading Association (LSTA) Leveraged Performing Loan Index, which conforms more closely to the central fund's investment strategy.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Life of fundA
Institutional Class	5.87%	4.65%

A From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Real Return Fund - Institutional Class on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. TIPS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young, who became sole Lead Portfolio Manager of Fidelity Advisor Strategic Real Return Fund on September 4, 2007

Bond markets were volatile during the 12 months ending September 30, 2007. The period opened strongly, with the Federal Reserve Board holding short-term interest rates steady and investors anticipating a rate cut in early 2007. But as the Fed reiterated concerns about inflation, bonds weakened for a time, only to roar back in late February when global equity markets stumbled. By late spring, an emerging subprime mortgage crisis and subsequent credit crunch sent many bond sectors lower again. In turn, the benchmark indexes for Fidelity Advisor Strategic Real Return Fund's component asset classes showed varied results. The Lehman Brothers® U.S. Treasury Inflation-Protected Securities (TIPS) Index rose 4.97%, reflecting growing inflation worries. The Dow Jones-AIG Commodity Index Total Return - with exposure to a variety of commodities - climbed 16.97%. Floating-rate bank debt, as measured by the Standard & Poor's® (S&P®)/LSTA Leveraged Performing Loan Index, was up 4.06%, as tighter credit choked off investor demand. Real estate investments were weakened by the housing slowdown, with the Dow Jones Wilshire Real Estate Securities IndexSM up only 3.88% and the Merrill Lynch® U.S. Real Estate Corporate Bond Index gaining just 2.72%.

During the one-year period, the fund's Institutional Class shares returned 5.87%, compared with gains of 7.20% for the Fidelity Strategic Real Return Composite Index and 4.97% for the Lehman Brothers U.S. TIPS index. The fund met its primary objective of outpacing inflation, but underperformed its Composite benchmark, mainly as a result of unproductive security selection - especially in the commodity-linked notes subportfolio and, to a lesser extent, in the fixed-income-related real estate subportfolio. Favorable asset allocation - mostly an underweighting in the lagging real estate equity category - offset some of the relative underperformance. The commodities and inflation-protected securities subportfolios underperformed their individual benchmarks partly as a result of their investments in Fidelity® Ultra-Short Central Fund, a diversified pool of short-term assets, which had sizable exposure to the beleaguered subprime mortgage market. The worsening real estate market also was a head wind for the fixed-income real estate subportfolio, but an underweighting and good stock picking in the equity real estate subportfolio helped. Meanwhile, our investment in floating-rate bank loans - primarily through Fidelity Floating Rate Central Fund - outperformed mainly due to solid security selection.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 to September 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Class A
Actual	$ 1,000.00	$ 1,005.60	$ 5.23
Hypothetical A	$ 1,000.00	$ 1,019.85	$ 5.27
Class T
Actual	$ 1,000.00	$ 1,007.40	$ 4.98
Hypothetical A	$ 1,000.00	$ 1,020.10	$ 5.01
Class B
Actual	$ 1,000.00	$ 1,002.90	$ 8.44
Hypothetical A	$ 1,000.00	$ 1,016.65	$ 8.49
Class C
Actual	$ 1,000.00	$ 1,002.70	$ 9.04
Hypothetical A	$ 1,000.00	$ 1,016.04	$ 9.10
Strategic Real Return
Actual	$ 1,000.00	$ 1,007.70	$ 3.67
Hypothetical A	$ 1,000.00	$ 1,021.41	$ 3.70
Institutional Class
Actual	$ 1,000.00	$ 1,008.60	$ 3.78
Hypothetical A	$ 1,000.00	$ 1,021.31	$ 3.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.04%
Class T	.99%
Class B	1.68%
Class C	1.80%
Strategic Real Return	.73%
Institutional Class	.75%

Annual Report

Investment Changes

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Holdings Distribution (% of fund's net assets)
	As of September 30, 2007	As of March 31, 2007
Commodity-Linked Notes and Related Investments *	26.0%	25.2%
Inflation-Protected Securities and Related Investments (dagger)	29.9%	27.9%
Floating Rate High Yield	22.1%	24.8%
Real Estate Investments	18.5%	19.7%
Cash & Cash Equivalents	2.8%	1.9%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-AIG Commodity Index Total Return (DJ-AIGCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio includes a related investment in the Fidelity Ultra-Short Central Fund and other cash equivalents to match the cash component of the DJ-AIGCITR. The value of commodity-linked notes will change directly based on the performance of the index.

(dagger) Includes Fidelity Ultra-Short Central Fund held in connection with derivative instruments.

Quality Diversification (% of fund's net assets)
As of September 30, 2007	As of March 31, 2007
U.S.Government and U.S.Government Agency Obligations 27.3%	U.S.Government and U.S.Government Agency Obligations 25.5%
AAA 7.3%	AAA 7.4%
AA 2.4%	AA 2.1%
A 2.0%	A 2.1%
BBB 7.1%	BBB 7.3%
BB and Below 21.0%	BB and Below 20.6%
Structured Notes (including Commodity- Linked Notes) 9.9%	Structured Notes (including Commodity- Linked Notes) 8.8%
Not Rated 4.6%	Not Rated 8.4%
Equities 11.4%	Equities 11.6%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 6.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of September 30, 2007 *		As of March 31, 2007 **
	Stocks 11.4%		Stocks 11.6%
	U.S. Government and U.S. Government Agency Obligations 27.3%		U.S. Government and U.S. Government Agency Obligations 25.5%
	Corporate Bonds 8.2%		Corporate Bonds 10.4%
	Asset-Backed Securities 8.3%		Asset-Backed Securities 8.4%
	Structured Notes (including Commodity- Linked Notes) 9.9%		Structured Notes (including Commodity- Linked Notes) 8.8%
	Floating Rate Loans 20.7%		Floating Rate Loans 22.7%
	CMOs and Other Mortgage Related Securities 6.6%		CMOs and Other Mortgage Related Securities 5.8%
	Other Investments 0.6%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 7.0%		Short-Term Investments and Net Other Assets 6.2%
* Foreign investments	7.6%	** Foreign investments	7.9%

* Futures and Swaps	3.7%	** Futures and Swaps	5.4%
* U.S. Treasury Inflation-Indexed Securities	26.5%	** U.S. Treasury Inflation-Indexed Securities	23.9%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2007

Showing Percentage of Net Assets

Corporate Bonds - 4.9%
		Principal Amount (g)	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
American Financial Realty Trust 4.375% 7/15/24		$ 11,510,000	$ 10,819,400
Anthracite Capital, Inc. 11.75% 9/1/27 (b)		2,200,000	2,242,020
BioMed Realty LP 4.5% 10/1/26 (b)		3,000,000	2,774,400
Health Care REIT, Inc. 4.75% 7/15/27		1,000,000	1,035,419
Ventas, Inc. 3.875% 11/15/11 (b)		1,500,000	1,587,300
Washington (REIT) 3.875% 9/15/26		750,000	702,000
			19,160,539
Nonconvertible Bonds - 4.5%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 9% 6/1/11 (c)		1,500,000	1,567,500
Host Marriott LP 7% 8/15/12		1,800,000	1,813,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		1,700,000	1,706,375
			5,087,375
Household Durables - 0.7%
Beazer Homes USA, Inc.:
8.125% 6/15/16		2,000,000	1,520,000
8.375% 4/15/12		400,000	308,000
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	875,901
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	312,000
6.25% 1/15/16		700,000	535,500
7.5% 5/15/16		500,000	400,000
7.75% 5/15/13		5,800,000	3,944,000
KB Home:
5.875% 1/15/15		1,500,000	1,267,500
6.25% 6/15/15		5,100,000	4,354,125
7.75% 2/1/10		1,700,000	1,623,500
Kimball Hill, Inc. 10.5% 12/15/12		5,020,000	3,765,000
Lennar Corp. 5.5% 9/1/14		3,000,000	2,617,695
M/I Homes, Inc. 6.875% 4/1/12		1,600,000	1,312,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,730,000
Ryland Group, Inc. 6.875% 6/15/13		1,000,000	958,850
Corporate Bonds - continued
		Principal Amount (g)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp. 9.25% 4/15/12		$ 2,400,000	$ 1,584,000
Stanley-Martin Communities LLC 9.75% 8/15/15		4,800,000	3,504,000
			31,612,071
TOTAL CONSUMER DISCRETIONARY			36,699,446
FINANCIALS - 3.5%
Diversified Financial Services - 0.0%
Prime Property Funding, Inc. 5.7% 4/15/17 (b)		1,500,000	1,418,535
Real Estate Investment Trusts - 3.2%
AMB Property LP 3.5% 3/1/09		3,000,000	2,930,112
Archstone-Smith Operating Trust 3% 6/15/08		6,050,000	5,936,950
Arden Realty LP:
5.2% 9/1/11		500,000	504,018
5.25% 3/1/15		600,000	591,391
7% 11/15/07		1,400,000	1,401,960
Avalon Properties, Inc. 6.875% 12/15/07		2,000,000	2,004,284
AvalonBay Communities, Inc. 5.5% 1/15/12		1,000,000	999,774
Brandywine Operating Partnership LP:
4.5% 11/1/09		840,000	823,684
6% 4/1/16		1,000,000	966,152
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,549,586
Camden Property Trust 4.7% 7/15/09		2,500,000	2,480,323
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	385,200
Developers Diversified Realty Corp.:
3.875% 1/30/09		2,000,000	1,968,192
5.375% 10/15/12		500,000	487,042
Duke Realty LP 7.75% 11/15/09		1,000,000	1,047,803
Equity One, Inc.:
6% 9/15/16		1,000,000	956,813
6.25% 1/15/17		1,000,000	968,867
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	688,015
6% 3/1/15		1,500,000	1,464,807
6% 1/30/17		1,000,000	955,008
6.3% 9/15/16		4,500,000	4,415,981
Health Care REIT, Inc. 6.2% 6/1/16		4,500,000	4,362,890
Corporate Bonds - continued
		Principal Amount (g)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		$ 500,000	$ 479,961
8.125% 5/1/11		1,608,000	1,722,494
Highwoods/Forsyth LP 5.85% 3/15/17		2,000,000	1,870,000
HMB Capital Trust V 9.2944% 12/15/36 (b)(c)(f)		4,300,000	860,000
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,427,193
6.7% 1/15/18		1,000,000	994,190
6.75% 2/15/13		1,250,000	1,291,376
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,997,500
HRPT Properties Trust:
6.25% 6/15/17		1,865,000	1,793,554
6.2944% 3/16/11 (c)		2,000,000	2,001,434
6.5% 1/15/13		1,000,000	1,013,397
6.65% 1/15/18		1,000,000	983,256
iStar Financial, Inc.:
6.0344% 9/15/09 (c)		1,000,000	932,088
6.2444% 3/16/09 (c)		500,000	477,102
Kimco Realty Corp.:
6.875% 2/10/09		3,000,000	3,068,184
7.86% 11/1/07		480,000	480,840
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,984,088
Nationwide Health Properties, Inc.:
6% 5/20/15		230,000	231,974
6.5% 7/15/11		3,500,000	3,644,113
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,790,500
7% 1/15/16		1,658,000	1,643,493
ProLogis Trust 7.1% 4/15/08		1,500,000	1,505,034
Rouse Co. 8% 4/30/09		3,000,000	3,116,160
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)		5,500,000	5,390,000
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	6,975,750
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		2,000,000	1,969,402
7.75% 2/22/11		1,000,000	1,061,835
Simon Property Group LP:
5.375% 8/28/08		3,000,000	2,993,400
7% 6/15/28 (c)		960,000	973,345
Simon Property Group, Inc. 3.75% 1/30/09		3,230,000	3,160,342
Corporate Bonds - continued
		Principal Amount (g)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Properties LP 9.125% 2/15/08		$ 1,760,000	$ 1,778,031
Thornburg Mortgage, Inc. 8% 5/15/13		7,950,000	6,996,000
UDR, Inc. 5.5% 4/1/14		2,000,000	1,950,410
United Dominion Realty Trust, Inc.:
4.5% 3/3/08		2,750,000	2,741,241
6.05% 6/1/13		2,500,000	2,522,858
Ventas Realty LP:
6.5% 6/1/16		3,160,000	3,104,700
6.625% 10/15/14		7,775,000	7,755,563
6.75% 6/1/10		2,400,000	2,412,000
6.75% 4/1/17		2,000,000	1,990,000
8.75% 5/1/09		1,920,000	1,992,000
9% 5/1/12		6,900,000	7,503,750
Washington (REIT) 6.898% 2/25/18		3,200,000	3,222,429
Western Investment Real Estate Trust 7.2% 9/15/08		500,000	503,551
			145,193,390
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	1,184,200
7.125% 2/15/13 (b)		1,000,000	970,000
8.125% 6/1/12		1,000,000	990,000
Colonial Realty LP 6.05% 9/1/16		1,000,000	965,740
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,836,574
6.625% 3/15/12		3,000,000	3,094,443
First Industrial LP 5.75% 1/15/16		1,000,000	960,282
Post Apartment Homes LP 5.125% 10/12/11		3,000,000	2,935,122
			12,936,361
TOTAL FINANCIALS			159,548,286
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,420,250
Sun Healthcare Group, Inc. 9.125% 4/15/15 (b)		2,910,000	2,975,475
			4,395,725
Corporate Bonds - continued
		Principal Amount (g)	Value
Nonconvertible Bonds - continued
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		$ 2,000,000	$ 1,945,232
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. 7.125% 10/15/12		3,000,000	3,075,000
TOTAL NONCONVERTIBLE BONDS			205,663,689
TOTAL CORPORATE BONDS (Cost $233,281,005)			224,824,228
U.S. Treasury Inflation Protected Obligations - 26.5%

U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26		112,216,718	107,066,740
2.375% 1/15/25		99,560,381	100,462,736
2.375% 1/15/27		111,037,825	112,385,778
3.625% 4/15/28		29,749,797	36,239,816
3.875% 4/15/29		33,324,467	42,317,542
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		26,559,147	25,674,514
1.625% 1/15/15		48,566,423	46,457,132
1.875% 7/15/13		81,521,983	80,204,782
1.875% 7/15/15		47,804,976	46,530,642
2% 4/15/12		68,416,892	67,901,254
2% 1/15/14		56,575,056	55,758,120
2% 7/15/14		59,010,204	58,195,336
2% 1/15/16		61,237,742	59,880,240
2.375% 4/15/11		57,929,088	58,287,319
2.375% 1/15/17		29,179,708	29,368,338
2.5% 7/15/16		46,930,520	47,811,227
2.625% 7/15/17		62,312,480	64,211,931
3% 7/15/12		89,860,987	93,505,611
3.375% 1/15/12		50,994,657	53,599,436
3.5% 1/15/11		13,643,748	14,231,781
3.875% 1/15/09		8,128,832	8,296,607
4.25% 1/15/10		12,529,370	13,117,872
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,214,823,834)			1,221,504,754
Asset-Backed Securities - 0.3%
		Principal Amount (g)	Value
American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (b)		$ 3,000,000	$ 2,877,540
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 5.8313% 11/25/34 (c)		105,000	99,506
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 6.8813% 12/25/46 (b)(c)		750,000	573,750
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,125,000
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	2,309,949
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (b)		181,895	54,569
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		500,000	477,146
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.87% 11/28/39 (b)(c)		850,000	709,366
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.7813% 9/25/46 (b)(c)		750,000	570,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (b)		750,000	75,000
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (b)		624,362	312,181
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,900,000	1,653,000
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		672,243	561,743
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.9944% 12/15/26 (b)(c)		1,500,000	1,213,310
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.6313% 3/25/36 (b)(c)		100,000	15,310
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 8.01% 2/5/36 (b)(c)		250,000	182,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 7.45% 11/21/40 (b)(c)		1,500,000	1,334,313
TOTAL ASSET-BACKED SECURITIES (Cost $15,823,076)			14,144,183
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.7025% 11/15/15 (b)(c)		2,000,000	1,991,027
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (b)		442,130	186,724
Collateralized Mortgage Obligations - continued
		Principal Amount (g)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (b)(c)		$ 144,588	$ 40,964
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7102% 1/25/19 (b)(c)		100,108	87,339
Class B4, 4.7102% 1/25/19 (b)(c)		200,215	146,426
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (b)(c)		1,500,000	1,509,753
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 8.0025% 12/15/37 (b)(c)		482,613	437,377
Series 2006-B Class B6, 7.4525% 6/15/38 (b)(c)		991,865	901,931
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 8.92% 9/10/37 (b)(c)		145,715	127,503
Series 2005-D Class B7, 10.0025% 12/15/37 (b)(c)		289,568	266,342
Series 2006-A Class B7, 9.2525% 3/15/38 (b)(c)		734,524	640,935
Series 2006-B Class B7, 9.6025% 7/15/38 (b)(c)		991,965	912,794
Series 2007-A Class BB, 9.1025% 2/15/39 (b)(c)		796,829	678,590
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,705,372)			7,927,705
Commercial Mortgage Securities - 0.9%

Asset Securitization Corp. Series 1997-MD7 Class A4, 8.1667% 1/13/30 (c)		499,608	497,005
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 7.7525% 3/15/22 (b)(c)		800,000	781,507
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	1,605,000	1,447,792
Class G, 5.01% 5/15/44 (b)(c)	CAD	351,000	301,405
Class H, 5.01% 5/15/44 (b)(c)	CAD	235,000	177,364
Class J, 5.01% 5/15/44 (b)(c)	CAD	235,000	162,170
Class K, 5.01% 5/15/44 (b)(c)	CAD	118,000	74,622
Class L, 5.01% 5/15/44 (b)(c)	CAD	421,000	257,252
Class M, 5.01% 5/15/44 (b)(c)	CAD	1,927,737	845,374
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 7.2295% 5/15/23 (b)(c)		3,757,000	3,569,150
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)		500,000	566,738
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (b)		1,000,000	967,870
Class F, 6.376% 12/15/14 (b)		800,000	788,656
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		930,000	914,051
Commercial Mortgage Securities - continued
		Principal Amount (g)	Value
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (b)		$ 3,000,000	$ 2,797,980
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class E, 7.624% 4/15/29 (c)		900,000	900,000
Series 1999-C1 Class F, 6.02% 5/15/33 (b)		2,500,000	2,481,030
Series 1999-C3 Class J, 6.974% 8/15/36 (b)		2,720,000	2,714,050
Series 2000-C1 Class K, 7% 3/15/33 (b)		1,000,000	943,750
Series 2003-J10 Class B2, 6.75% 4/15/29 (c)		1,000,000	1,004,063
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 7.0975% 3/1/20 (b)(c)		2,800,000	2,702,000
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		2,108,057	2,106,590
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (b)		1,350,000	1,347,678
Class I11, 7.72% 7/26/08 (b)		751,000	748,597
Class I12, 7.72% 7/26/08 (b)		750,000	746,280
Class I9, 7.72% 7/26/08 (b)		1,149,200	1,148,189
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (b)		600,000	590,620
Class F, 10.813% 5/20/44 (b)		400,000	398,521
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (b)		1,150,000	1,074,894
TERRA LNR I Series 2006 1A, Class E 7.4225% 6/15/17 (b)(c)		770,000	762,300
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		2,000,000	1,898,360
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 5.8825% 7/15/42 (c)		4,366,571	4,309,291
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.86% 9/25/26 (b)(c)		3,000,000	2,391,150
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $43,544,999)			42,416,299
Common Stocks - 9.4%
		Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. (a)		46,000	$ 2,448,120
Red Lion Hotels Corp. (a)		101,000	1,040,300
Starwood Hotels & Resorts Worldwide, Inc.		111,500	6,773,625
			10,262,045
Household Durables - 0.0%
Standard Pacific Corp.		20,300	111,447
TOTAL CONSUMER DISCRETIONARY			10,373,492
FINANCIALS - 8.8%
Real Estate Investment Trusts - 8.5%
Acadia Realty Trust (SBI)		93,300	2,531,229
Alexandria Real Estate Equities, Inc.		167,300	16,104,298
AMB Property Corp. (SBI)		19,400	1,160,314
American Financial Realty Trust (SBI)		590,300	4,751,915
Annaly Capital Management, Inc.		678,500	10,808,505
Anworth Mortgage Asset Corp.		507,300	2,734,347
Apartment Investment & Management Co. Class A		98,000	4,422,740
Archstone-Smith Trust		152,000	9,141,280
AvalonBay Communities, Inc.		132,200	15,607,532
Boston Properties, Inc.		122,800	12,758,920
BRE Properties, Inc. Class A		169,100	9,457,763
Caplease, Inc.		253,300	2,596,325
Corporate Office Properties Trust (SBI)		250,718	10,437,390
Cousins Properties, Inc.		37,500	1,101,000
Cypress Sharpridge Investments, Inc. (b)		601,250	5,411,250
DCT Industrial Trust, Inc.		704,600	7,377,162
Developers Diversified Realty Corp.		240,100	13,414,387
Duke Realty LP		120,700	4,080,867
EastGroup Properties, Inc.		6,600	298,716
Education Realty Trust, Inc.		34,650	467,775
Equity Lifestyle Properties, Inc.		103,100	5,340,580
Equity One, Inc.		28,100	764,320
Equity Residential (SBI)		360,100	15,253,836
Federal Realty Investment Trust (SBI)		11,000	974,600
General Growth Properties, Inc.		447,200	23,978,864
GMH Communities Trust		225,500	1,747,625
HCP, Inc.		129,900	4,308,783
Healthcare Realty Trust, Inc.		112,400	2,996,584
Hersha Hospitality Trust		52,300	517,770
Highwoods Properties, Inc. (SBI)		213,113	7,814,854
Common Stocks - continued
		Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Home Properties, Inc.		219,700	$ 11,463,946
Host Hotels & Resorts, Inc.		542,947	12,183,731
Inland Real Estate Corp.		660,500	10,231,145
Kilroy Realty Corp.		127,900	7,754,577
Kimco Realty Corp.		180,020	8,138,704
LaSalle Hotel Properties (SBI)		197,500	8,310,800
LTC Properties, Inc.		39,000	923,130
MFA Mortgage Investments, Inc.		783,700	6,308,785
National Retail Properties, Inc.		21,400	521,732
Nationwide Health Properties, Inc.		64,200	1,934,346
Newcastle Investment Corp.		185,200	3,263,224
Pennsylvania (REIT) (SBI)		106,900	4,162,686
Potlatch Corp.		24,800	1,116,744
ProLogis Trust		338,700	22,472,745
Public Storage		214,500	16,870,425
Quadra Realty Trust, Inc.		32,600	310,678
Senior Housing Properties Trust (SBI)		30,900	681,654
Simon Property Group, Inc.		300,900	30,090,000
SL Green Realty Corp.		59,300	6,924,461
Strategic Hotel & Resorts, Inc.		306,100	6,302,599
Tanger Factory Outlet Centers, Inc.		146,700	5,954,553
Taubman Centers, Inc.		51,500	2,819,625
UDR, Inc.		207,700	5,051,264
Unibail-Rodamco		3,700	952,301
Ventas, Inc.		79,200	3,278,880
Vornado Realty Trust		168,300	18,403,605
			394,787,871
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.		450,700	11,222,430
Grubb & Ellis Co. (a)		101,000	939,300
Meruelo Maddux Properties, Inc.		123,120	727,639
The St. Joe Co.		8,600	289,046
			13,178,415
Thrifts & Mortgage Finance - 0.0%
BFC Financial Corp. Class A (a)		100,000	292,000
TOTAL FINANCIALS			408,258,286
Common Stocks - continued
		Shares	Value
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.		36,000	$ 1,433,160
Capital Senior Living Corp. (a)		354,600	2,985,732
Emeritus Corp. (a)		184,940	5,011,874
Sun Healthcare Group, Inc. (a)		218,400	3,649,464
			13,080,230
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Corrections Corp. of America (a)		118,600	3,103,758
TOTAL COMMON STOCKS (Cost $431,088,672)			434,815,766
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. Series B, 6.00%		80,000	2,510,000
Health Care REIT, Inc. 7.50%		75,000	2,362,500
HRPT Properties Trust 6.50%		100,000	2,250,000
Lexington Corporate Properties Trust Series C 6.50%		16,900	739,544
			7,862,044
Nonconvertible Preferred Stocks - 1.8%
FINANCIALS - 1.8%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%		1,700	36,516
Red Lion Hotels Capital Trust 9.50%		138,465	3,503,165
			3,539,681
Real Estate Investment Trusts - 1.7%
Accredited Mortgage Loan Trust Series A, 9.75%		254,900	3,517,620
Alexandria Real Estate Equities, Inc. Series C, 8.375%		10,000	251,000
American Home Mortgage Investment Corp.:
Series A, 9.375%		81,500	105,950
Series B, 9.25%		233,544	175,158
Annaly Capital Management, Inc. Series A, 7.875%		190,500	4,714,875
Anthracite Capital, Inc. Series C, 9.375%		16,400	370,640
Anworth Mortgage Asset Corp. Series A, 8.625%		220,500	5,071,500
Preferred Stocks - continued
		Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apartment Investment & Management Co.:
Series G, 9.375%		40,000	$ 1,010,000
Series T, 8.00%		80,000	1,980,000
Ashford Hospitality Trust, Inc. Series A, 8.55%		10,000	233,600
BioMed Realty Trust, Inc. Series A, 7.375%		20,000	465,000
Caplease, Inc. Series A, 8.125%		20,000	478,400
CenterPoint Properties Trust Series D, 5.377%		5,280	4,382,400
Colonial Properties Trust (depositary shares) Series D, 8.125%		70,000	1,777,300
Cousins Properties, Inc. Series A, 7.75%		49,600	1,225,120
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%		23,300	589,956
Digital Realty Trust, Inc.:
Series A, 8.50%		90,000	2,287,800
Series B, 7.875%		36,100	877,230
Duke Realty LP (depositary shares) Series B, 7.99%		10,500	522,375
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%		71,300	1,176,450
Equity Inns, Inc. Series B, 8.75%		7,600	131,100
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%		40,000	950,000
Glimcher Realty Trust Series F, 8.75%		30,000	728,100
Gramercy Capital Corp. Series A, 8.125%		40,000	900,400
Hersha Hospitality Trust Series A, 8.00%		40,000	948,000
HomeBanc Mortgage Corp. Series A, 10.00%		213,315	117,323
Hospitality Properties Trust:
Series B, 8.875%		259,125	6,496,264
Series C, 7.00%		65,000	1,413,750
HRPT Properties Trust Series B, 8.75%		20,000	506,400
Innkeepers USA Trust Series C, 8.00%		198,000	3,168,000
LBA Realty Fund II Series B, 7.625% (a)		146,695	2,750,531
Lexington Corporate Properties Trust Series B, 8.05%		60,000	1,479,600
Lexington Realty Trust 7.55%		40,000	928,400
MFA Mortgage Investments, Inc. Series A, 8.50%		282,800	6,637,316
Mid-America Apartment Communities, Inc. Series H, 8.30%		45,100	1,127,500
Nationwide Health Properties, Inc. 7.677%		24,000	2,400,000
Newcastle Investment Corp.:
Series B, 9.75%		146,500	3,508,675
Series D, 8.375%		71,300	1,497,300
NorthStar Realty Finance Corp. Series A 8.75%		20,000	430,000
Omega Healthcare Investors, Inc. Series D, 8.375%		80,000	1,980,800
Prime Group Realty Trust Series B, 9.00%		6,100	88,450
Preferred Stocks - continued
		Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage:
Series I, 7.25%		20,000	$ 491,400
Series N, 7.00%		40,000	933,200
RAIT Financial Trust:
Series A, 7.75%		39,900	542,640
Series B, 8.375%		26,400	369,864
Realty Income Corp. 8.25%		100	2,562
Saul Centers, Inc. 8.00%		40,000	980,400
Simon Property Group, Inc. Series G, 7.89%		18,000	897,480
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%		120,000	2,820,000
Series C, 8.25%		60,000	1,422,000
Sunstone Hotel Investors, Inc. Series A, 8.00%		15,000	354,750
Taubman Centers, Inc. Series G, 8.00%		20,000	500,000
			78,714,579
Real Estate Management & Development - 0.0%
Hilltop Holdings, Inc. Series A, 8.25%		80,700	1,837,539
TOTAL FINANCIALS			84,091,799
TOTAL PREFERRED STOCKS (Cost $111,449,875)			91,953,843
Floating Rate Loans - 0.7%
	Principal Amount (g)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 7.5268% 10/25/07 (c)	$ 452,298	445,513
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 9.1288% 7/31/12 (c)	2,992,500	2,917,688
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack term loan 7.54% 10/27/13 (c)	1,047,088	1,030,072
Toys 'R' US, Inc. term loan 8.665% 12/9/08 (c)	7,000,000	6,930,000
		7,960,072
TOTAL CONSUMER DISCRETIONARY		11,323,273
Floating Rate Loans - continued
	Principal Amount (g)	Value
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Cumberland Farms, Inc. term loan 7.1638% 9/29/13 (c)	$ 1,483,759	$ 1,461,503
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.9988% 2/27/14 (c)	2,620,000	1,965,000
Tranche B 1LN, term loan 8.2488% 2/27/13 (c)	2,791,000	2,546,788
		4,511,788
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.42% 12/16/10 (c)	1,465,131	1,441,323
General Growth Properties, Inc. Tranche A1, term loan 7.07% 2/24/10 (c)	2,092,105	2,029,342
Spirit Finance Corp. term loan 8.3595% 8/1/13 (c)	1,000,000	925,000
		4,395,665
Real Estate Management & Development - 0.2%
MDS Realty Holdings LLC:
Tranche M1, term loan 8.0475% 1/8/08 (c)	1,521,827	1,521,827
Tranche M3, term loan 9.2975% 1/8/08 (c)	1,217,461	1,217,461
North Las Vegas/Olympia Group Tranche 1, term loan 7.8788% 5/9/11 (c)	198,324	176,508
Realogy Corp.:
Tranche B, term loan 8.36% 10/10/13 (c)	2,357,727	2,204,475
8.32% 10/10/13 (c)	636,364	595,000
Tishman Speyer Properties term loan 7.55% 12/27/12 (c)	460,000	441,600
		6,156,871
Thrifts & Mortgage Finance - 0.0%
Charter Municipal Mortgage Acceptance Co. term loan 8.0575% 8/15/12 (c)	1,485,000	1,336,500
TOTAL FINANCIALS		16,400,824
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 7.4481% 11/17/13 (c)	1,994,975	1,955,075
Floating Rate Loans - continued
	Principal Amount (g)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp. term loan 7.86% 3/10/13 (c)	$ 2,247,790	$ 2,180,357
Skilled Healthcare Group, Inc. Tranche 1, term loan 7.1288% 6/15/12 (c)	987,374	967,626
		5,103,058
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.8753% 3/6/14 (c)	159,600	155,610
TOTAL FLOATING RATE LOANS (Cost $35,794,905)		34,444,268
Commodity-Linked Notes - 9.9%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,330,000	3,488,989
Master Note, one-month U.S. dollar LIBOR minus .10% due 2/01/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	29,800,000	35,018,689
Master Note, one-month U.S. dollar LIBOR minus .10% due 3/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.72% 3/10/08 (b)(c)(e)	9,400,000	10,467,098
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.7031% 5/13/08 (b)(c)(e)	1,700,000	1,821,483
Master Note, one-month U.S. dollar LIBOR minus .10% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.3963% 5/20/08 (b)(c)(e)	7,500,000	8,799,794
Master Note, one-month U.S. dollar LIBOR minus .10% due 6/05/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	14,000,000	15,803,713
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	16,000,000	19,133,196
Commodity-Linked Notes - continued
	Principal Amount (g)	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR minus .10% due 7/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 9,500,000	$ 12,349,394
Master Note, one-month U.S. dollar LIBOR minus .10% due 8/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,500,000	4,213,103
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 10/19/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	7,170,000	8,314,395
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 2/01/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	7,600,000	9,111,392
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.68% 3/10/08 (b)(c)(e)	6,000,000	6,779,841
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 3/24/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9788% 3/24/08 (b)(c)(e)	9,750,000	10,861,057
5.615% 3/24/08 (b)(c)(e)	5,100,000	5,549,018
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.615% 5/13/08 (b)(c)(e)	1,700,000	1,821,705
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,100,000	6,881,104
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	4,000,000	4,597,191
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 7/29/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	12,000,000	15,305,171
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/05/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,000,000	7,621,361
Commodity-Linked Notes - continued
	Principal Amount (g)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 8/12/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 8,000,000	$ 9,630,152
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/16/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	8,000,000	9,538,925
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/23/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,670,000	7,760,411
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 10/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	9,070,000	10,639,814
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/1/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	6,136,575
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 11/15/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	15,000,000	20,904,856
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 2/19/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.3825% 2/19/08 (b)(c)(e)	4,670,000	5,375,825
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/16/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	16,670,000	19,772,055
Medium Term Note, one-month U.S. dollar LIBOR minus .12% due 7/28/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	5,000,000	6,283,235
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .03% due 2/7/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	46,250,000	54,194,141
Note, one-month U.S. dollar LIBOR minus .03% due 7/10/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	15,000,000	17,794,107
Commodity-Linked Notes - continued
	Principal Amount (g)	Value
Morgan Stanley: - continued
Note, one-month U.S. dollar LIBOR minus .03% due 7/22/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	$ 9,000,000	$ 10,172,366
Note, one-month U.S. dollar LIBOR minus .05% due 5/13/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.7531% 5/13/08 (b)(c)(e)	21,840,000	23,882,104
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR minus .10% due 10/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	3,000,000	3,584,867
Note, one-month U.S. dollar LIBOR minus .10% due 6/17/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	6,670,000	7,211,769
Note, one-month U.S. dollar LIBOR minus .10% due 6/20/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	13,700,000	15,744,557
Note, one-month U.S. dollar LIBOR minus .10% due 6/27/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	14,750,000	17,334,867
Note, one-month U.S. dollar LIBOR minus .10% due 7/24/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	10,000,000	12,888,894
Note, one-month U.S. dollar LIBOR minus .10% due 8/5/2008 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)	7,000,000	8,892,301
TOTAL COMMODITY-LINKED NOTES (Cost $385,440,000)		455,679,515
Fixed-Income Funds - 41.5%
	Shares
Fidelity Floating Rate Central Fund (d)	10,432,646	1,018,434,899
Fidelity Ultra-Short Central Fund (d)	9,449,633	895,447,227
TOTAL FIXED-INCOME FUNDS (Cost $1,984,804,359)		1,913,882,126
Preferred Securities - 0.1%
	Principal Amount (g)	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (b)	$ 1,200,000	$ 537,375
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)	500,000	387,970
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (b)	1,650,000	825,000
Ipswich Street CDO Series 2006-1, 6/27/46 (b)	2,250,000	787,500
Kent Funding III Ltd. 11/5/47 (b)	2,200,000	770,000

TOTAL PREFERRED SECURITIES (Cost $7,438,368)		3,307,845
Cash Equivalents - 2.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.95%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) # (Cost $133,218,000)	$ 133,261,852	133,218,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $4,605,412,465)		4,578,118,532
NET OTHER ASSETS - 0.7%		32,326,877
NET ASSETS - 100%		$ 4,610,445,409
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	$ 50,000,000	$ 2,109,372
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	25,000,000	641,153
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay quarterly a floating rate based on 3-month LIBOR minus 22.5 basis points with UBS	Jan. 2009	$ 45,000,000	$ 291,040
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2010	20,000,000	399,136
		$ 140,000,000	$ 3,440,701
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $525,341,094 or 11.4% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(e) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(f) Non-income producing-Issuer is in default.
(g) Principal amount is stated in United States dollars unless otherwise noted.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$133,218,000 due 10/01/07 at 3.95%
ABN AMRO Bank N.V., New York Branch	$ 38,820,800
Banc of America Securities LLC	38,820,800
Barclays Capital, Inc.	27,562,767
Deutsche Bank Securities, Inc.	22,127,856
Morgan Stanley & Co., Inc.	334,325
UBS Securities LLC	5,551,452
$ 133,218,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Fund	$ 72,539,813
Fidelity Ultra-Short Central Fund	42,746,135
Total	$ 115,285,948

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 715,567,111	$ 332,142,556	$ -	$ 1,018,434,899	42.6%
Fidelity Ultra-Short Central Fund	505,821,487	429,929,894	-	895,447,227	7.5%
Total	$ 1,221,388,598	$ 762,072,450	$ -	$ 1,913,882,126

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

September 30, 2007

Assets
Investment in securities, at value (including repurchase agreements of $133,218,000) - See accompanying schedule: Unaffiliated issuers (cost $2,620,608,106)	$ 2,664,236,406
Fidelity Central Funds (cost $1,984,804,359)	1,913,882,126
Total Investments (cost $4,605,412,465)		$ 4,578,118,532
Cash		40,057
Foreign currency held at value (cost $10,553)		10,553
Receivable for investments sold		8,021,922
Receivable for fund shares sold		2,441,813
Dividends receivable		2,948,484
Interest receivable		18,243,262
Distributions receivable from Fidelity Central Funds		11,176,795
Swap agreements, at value		3,440,701
Prepaid expenses		2,164
Other receivables		23
Total assets		4,624,444,306

Liabilities
Payable for investments purchased	$ 9,078,888
Payable for fund shares redeemed	2,012,160
Accrued management fee	2,131,197
Distribution fees payable	35,743
Other affiliated payables	590,499
Other payables and accrued expenses	150,410
Total liabilities		13,998,897

Net Assets		$ 4,610,445,409
Net Assets consist of:
Paid in capital		$ 4,552,721,917
Undistributed net investment income		69,659,943
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,932,229
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(23,868,680)
Net Assets		$ 4,610,445,409

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

September 30, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,405,784 ÷ 2,482,381 shares)	$ 10.23

Maximum offering price per share (100/96.00 of $10.23)	$ 10.66
Class T: Net Asset Value and redemption price per share ($27,708,729 ÷ 2,707,044 shares)	$ 10.24

Maximum offering price per share (100/96.00 of $10.24)	$ 10.67
Class B: Net Asset Value and offering price per share ($6,828,386 ÷ 668,578 shares)A	$ 10.21

Class C: Net Asset Value and offering price per share ($24,174,704 ÷ 2,372,195 shares)A	$ 10.19

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,214,433,831 ÷ 410,822,520 shares)	$ 10.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($311,893,975 ÷ 30,436,693 shares)	$ 10.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Year ended September 30, 2007

Investment Income
Dividends		$ 16,231,341
Interest		91,442,927
Income from Fidelity Central Funds		115,285,948
Total income		222,960,216

Expenses
Management fee	$ 22,300,740
Transfer agent fees	5,004,648
Distribution fees	369,815
Accounting fees and expenses	1,326,607
Custodian fees and expenses	55,177
Independent trustees' compensation	12,699
Registration fees	179,926
Audit	169,342
Legal	31,900
Miscellaneous	19,631
Total expenses before reductions	29,470,485
Expense reductions	(359,401)	29,111,084
Net investment income		193,849,132
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,596,411
Foreign currency transactions	3,624
Swap agreements	(951,441)
Capital gain distributions from Fidelity Central Funds	87,531
Total net realized gain (loss)		10,736,125
Change in net unrealized appreciation (depreciation) on: Investment securities	1,756,980
Assets and liabilities in foreign currencies	(15,448)
Swap agreements	3,440,701
Total change in net unrealized appreciation (depreciation)		5,182,233
Net gain (loss)		15,918,358
Net increase (decrease) in net assets resulting from operations		$ 209,767,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2007	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 193,849,132	$ 72,350,129
Net realized gain (loss)	10,736,125	(5,738,064)
Change in net unrealized appreciation (depreciation)	5,182,233	(29,436,055)
Net increase (decrease) in net assets resulting from operations	209,767,490	37,176,010
Distributions to shareholders from net investment income	(154,695,840)	(34,978,986)
Share transactions - net increase (decrease)	1,662,415,864	2,852,107,184
Redemption fees	56,510	72,674
Total increase (decrease) in net assets	1,717,544,024	2,854,376,882

Net Assets
Beginning of period	2,892,901,385	38,524,503
End of period (including undistributed net investment income of $69,659,943 and undistributed net investment income of $35,583,876, respectively)	$ 4,610,445,409	$ 2,892,901,385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.473	.524	.031
Net realized and unrealized gain (loss)	.077	(.329)	.119
Total from investment operations	.550	.195	.150
Distributions from net investment income	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	.001	-J
Net asset value, end of period	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.01%	.99%	1.00% A
Net investment income	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.476	.517	.030
Net realized and unrealized gain (loss)	.082	(.325)	.120
Total from investment operations	.558	.192	.150
Distributions from net investment income	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	.001	- J
Net asset value, end of period	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.00%	1.05%	1.10% A
Net investment income	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.405	.450	.025
Net realized and unrealized gain (loss)	.072	(.318)	.115
Total from investment operations	.477	.132	.140
Distributions from net investment income	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	.001	- J
Net asset value, end of period	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	4.81%	1.33%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.69%	1.73%	1.75% A
Net investment income	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.392	.437	.024
Net realized and unrealized gain (loss)	.080	(.323)	.116
Total from investment operations	.472	.114	.140
Distributions from net investment income	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	.001	- J
Net asset value, end of period	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.81%	1.84%	1.85% A
Net investment income	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.504	.544	.028
Net realized and unrealized gain (loss)	.079	(.317)	.122
Total from investment operations	.583	.227	.150
Distributions from net investment income	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	.001	- I
Net asset value, end of period	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.74%	.80%	.85% A
Expenses net of all reductions	.73%	.79%	.85% A
Net investment income	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.500	.540	.032
Net realized and unrealized gain (loss)	.081	(.321)	.118
Total from investment operations	.581	.219	.150
Distributions from net investment income	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	.001	- I
Net asset value, end of period	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.76%	.82%	.85% A
Expenses net of all reductions	.75%	.82%	.85% A
Net investment income	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2007

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) (formerly of Fidelity Commonwealth Trust) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Fixed-Income Trust effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's(FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 119,199,155
Unrealized depreciation	(140,169,092)
Net unrealized appreciation (depreciation)	(20,969,937)
Undistributed ordinary income	74,530,253
Undistributed long-term capital gain	4,114,657
Cost for federal income tax purposes	$ 4,599,088,469

The tax character of distributions paid was as follows:

	September 30, 2007	September 30, 2006
Ordinary Income	$ 154,695,840	$ 34,978,986

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,550,727,062 and $412,729,419, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 37,688	$ 11,292
Class T	0%	.25%	70,048	14,121
Class B	.65%	.25%	58,517	50,880
Class C	.75%	.25%	203,562	139,293
			$ 369,815	$ 215,586

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,115
Class T	7,758
Class B*	4,762
Class C*	5,283
$ 26,918

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Strategic Real Return. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Real Return shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 34,904.19
Class T	38,699.14
Class B	11,644.18
Class C	40,124.20
Strategic Real Return	4,537,370.13
Institutional Class	341,907.15
	$ 5,004,648

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,698 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Annual Report

7. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which amounted to $7,847 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $950 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26,825.

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 311,302
Institutional Class	10,079
$ 321,381

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 21% and 21%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 77% of the total outstanding shares of the Fund.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2007	2006
From net investment income
Class A	$ 674,103	$ 208,517
Class T	1,077,399	289,389
Class B	206,126	93,989
Class C	630,103	179,234
Strategic Real Return	143,056,854	33,243,282
Institutional Class	9,051,255	964,575
Total	$ 154,695,840	$ 34,978,986

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2007	2006	2007	2006
Class A
Shares sold	1,427,519	1,062,245	$ 14,527,296	$ 10,682,808
Reinvestment of distributions	58,083	18,536	588,755	186,545
Shares redeemed	(325,840)	(93,738)	(3,306,878)	(941,015)
Net increase (decrease)	1,159,762	987,043	$ 11,809,173	$ 9,928,338
Class T
Shares sold	1,276,798	2,016,115	$ 13,058,673	$ 20,310,680
Reinvestment of distributions	102,719	27,883	1,040,978	280,850
Shares redeemed	(937,075)	(103,086)	(9,489,158)	(1,039,256)
Net increase (decrease)	442,442	1,940,912	$ 4,610,493	$ 19,552,274
Class B
Shares sold	156,686	278,611	$ 1,592,804	$ 2,800,793
Reinvestment of distributions	18,339	8,817	185,609	88,578
Shares redeemed	(103,224)	(11,405)	(1,044,310)	(114,615)
Net increase (decrease)	71,801	276,023	$ 734,103	$ 2,774,756
Class C
Shares sold	1,060,968	1,338,035	$ 10,794,640	$ 13,461,519
Reinvestment of distributions	53,952	15,337	545,361	154,041
Shares redeemed	(388,639)	(49,337)	(3,949,274)	(493,981)
Net increase (decrease)	726,281	1,304,035	$ 7,390,727	$ 13,121,579

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2007	2006	2007	2006
Strategic Real Return
Shares sold	155,158,437	280,727,948	$ 1,582,299,618	$ 2,831,792,513
Reinvestment of distributions	13,907,648	3,208,074	141,217,832	32,357,881
Shares redeemed	(25,104,410)	(19,229,121)	(255,135,649)	(193,558,495)
Net increase (decrease)	143,961,675	264,706,901	$ 1,468,381,801	$ 2,670,591,899
Institutional Class
Shares sold	17,842,371	13,719,322	$ 182,066,109	$ 138,324,336
Reinvestment of distributions	876,168	90,139	8,891,699	909,336
Shares redeemed	(2,104,850)	(306,458)	(21,468,241)	(3,095,334)
Net increase (decrease)	16,613,689	13,503,003	$ 169,489,567	$ 136,138,338

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments as of September 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and for the period from September 7, 2005 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended, and for the period from September 7, 2005 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 23, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 370 funds advised by FMR or an affiliate. Mr. Curvey oversees 340 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com-pany (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of the fund. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (51)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (58)

Year of Election or Appointment: 2005

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of the fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present) and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2005

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2005 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2007, $4,114,657 or, if subsequently determined to be different, the net capital gain of such year.

A total of 17.04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $154,695,840 of distributions paid during the period January 1, 2007 to September 30, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2006, the total returns of Institutional Class (Class I) and Class C of the fund, the total return of a proprietary custom index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the period shown. The Board noted that FMR does not consider that peer group to be a particularly meaningful comparison for the fund, however, because, unlike most of its peers, the fund seeks to achieve its investment objective by allocating its assets among four investment categories. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 72% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class T, and Fidelity Strategic Real Return (retail class) ranked below its competitive median for 2006, and the total expenses of each of Class C and Institutional Class ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

ARRSI-UANN-1107
1.814967.102

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, September 30, 2007, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Strategic Real Return Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Strategic Real Return Fund	$149,000	$110,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,300,000	$6,400,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended September 30, 2007 and September 30, 2006 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Strategic Real Return Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Strategic Real Return Fund	$4,200	$4,300
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Strategic Real Return Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$180,000	$255,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate fees billed by Deloitte Entities of $590,000A and $800,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$185,000	$270,000
Non-Covered Services	$405,000	$530,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 28, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 28, 2007